PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 26.3%
Basic Materials : 0.8%
1,748,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 1,778,974
0.0
4,750,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 4,465,000
0.1
4,025,000
(1)(2)
Antofagasta PLC,
6.250%,
05/02/2034 4,209,647
0.1
3,274,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 3,354,684
0.0
2,518,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 2,610,916
0.0
1,775,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,818,637
0.0
3,395,000
(1)(2)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 3,204,579
0.0
5,200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,314,400
0.1
4,175,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 4,328,807
0.1
3,250,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 3,403,562
0.0
3,889,000
(1)(2)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 3,996,920
0.1
233,000
(1)(2)
Glencore Funding LLC,
5.893%,
04/04/2054 228,581
0.0
1,500,000
(1)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,540,312
0.0
1,825,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,913,344
0.0
3,175,000
(1)
Novelis Corp., 4.750%,
01/30/2030 3,046,412
0.0
4,078,000
(2)
Nucor Corp., 5.100%,
06/01/2035 4,092,617
0.1
1,605,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,482,229
0.0
277,000  Nutrien Ltd., 5.875%,
12/01/2036 288,472
0.0
6,800,000
(1)
OCP SA, 6.750%,
05/02/2034 7,051,872
0.1
2,745,000
(1)(2)
Olin Corp., 6.625%,
04/01/2033 2,705,113
0.0
3,321,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 3,380,806
0.0
3,247,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 3,254,284
0.0
4,700,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 4,611,875
0.1
2,599,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 2,451,394
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
2,225,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 $ 1,921,886
0.0
76,455,323
0.8
Communications : 1.9%
3,749,000  Alphabet, Inc., 4.500%,
05/15/2035 3,701,231
0.1
2,264,000  Alphabet, Inc., 5.250%,
05/15/2055 2,231,403
0.0
1,255,000
(2)
Alphabet, Inc., 5.300%,
05/15/2065 1,229,826
0.0
2,352,000
(2)
Amazon.com, Inc.,
2.100%,
05/12/2031 2,088,968
0.0
2,095,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 2,006,572
0.0
1,431,000  AT&T, Inc., 3.550%,
09/15/2055 966,335
0.0
2,095,000  AT&T, Inc., 3.650%,
09/15/2059 1,406,675
0.0
944,000  AT&T, Inc., 3.800%,
12/01/2057 661,147
0.0
355,000  AT&T, Inc., 4.500%,
05/15/2035 338,439
0.0
1,903,000  AT&T, Inc., 4.900%,
08/15/2037 1,825,081
0.0
2,774,000  AT&T, Inc., 6.050%,
08/15/2056 2,832,901
0.0
5,185,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 4,831,735
0.1
2,136,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 1,967,626
0.0
4,168,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 2,862,940
0.0
902,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 632,983
0.0
1,674,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 1,340,321
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,458,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 $ 2,089,698
0.0
4,569,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 4,784,799
0.1
2,424,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 2,587,301
0.0
3,233,000
(2)
Cisco Systems, Inc.,
4.950%,
02/26/2031 3,326,705
0.1
4,678,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 4,796,955
0.1
1,101,000
(2)
Cisco Systems, Inc.,
5.100%,
02/24/2035 1,127,412
0.0
3,435,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 3,333,999
0.1
3,920,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 3,915,800
0.1
1,668,000
(2)
Comcast Corp.,
1.500%,
02/15/2031 1,424,628
0.0
1,554,000  Comcast Corp.,
1.950%,
01/15/2031 1,362,596
0.0
3,517,000  Comcast Corp.,
2.650%,
02/01/2030 3,268,083
0.1
1,562,000  Comcast Corp.,
3.200%,
07/15/2036 1,308,295
0.0
1,652,000  Comcast Corp.,
3.900%,
03/01/2038 1,437,771
0.0
1,191,000
(2)
Comcast Corp.,
5.300%,
06/01/2034 1,220,410
0.0
947,000  Comcast Corp.,
5.500%,
05/15/2064 882,603
0.0
998,000  Comcast Corp.,
5.650%,
06/01/2054 970,497
0.0
3,521,000  Comcast Corp.,
6.050%,
05/15/2055 3,597,786
0.1
2,209,000  Discovery
Communications LLC,
3.625%,
05/15/2030 1,799,672
0.0
1,970,000  EchoStar Corp.,
10.750%,
11/30/2029 2,030,775
0.0
2,500,000
(1)(2)
GCI LLC, 4.750%,
10/15/2028 2,418,948
0.0
1,115,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 1,135,341
0.0
3,425,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 3,066,746
0.0
5,191,000
(2)
Meta Platforms, Inc.,
4.750%,
08/15/2034 5,217,164
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
6,711,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 $ 6,549,565
0.1
7,223,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 7,064,674
0.1
2,016,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 2,049,635
0.0
3,112,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 3,174,182
0.1
1,960,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,911,522
0.0
3,097,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 2,977,752
0.0
1,169,000
(1)(2)
NBN Co. Ltd., 2.500%,
01/08/2032 1,024,088
0.0
1,762,000
(1)(2)
NBN Co. Ltd., 6.000%,
10/06/2033 1,893,167
0.0
3,254,000
(2)
Netflix, Inc., 5.875%,
11/15/2028 3,430,991
0.1
2,000,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 1,911,644
0.0
365,000
(2)
Paramount Global,
4.950%,
05/19/2050 279,456
0.0
2,440,000
(1)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 2,467,051
0.0
2,500,000
(1)(2)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 2,485,152
0.0
3,085,000  SoftBank Corp.,
4.699%,
07/09/2030 3,085,000
0.0
6,281,000  Sprint Capital Corp.,
6.875%,
11/15/2028 6,744,452
0.1
4,202,000  Sprint Capital Corp.,
8.750%,
03/15/2032 5,099,770
0.1
1,970,000
(1)(2)
Stagwell Global LLC,
5.625%,
08/15/2029 1,886,402
0.0
1,506,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 1,370,282
0.0
539,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 517,814
0.0
1,000,000
(2)
T-Mobile USA, Inc.,
2.050%,
02/15/2028 945,381
0.0
593,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 584,189
0.0
1,588,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,491,036
0.0
199,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 145,715
0.0
780,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 751,052
0.0
5,740,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 5,392,989
0.1
4,598,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 4,467,066
0.1
463,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 410,508
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
3,115,000
(2)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 $ 3,155,231
0.0
2,983,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 2,983,869
0.0
2,701,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 2,690,826
0.0
2,043,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 2,032,410
0.0
5,979,000
(2)
Uber Technologies, Inc.,
5.350%,
09/15/2054 5,580,851
0.1
2,380,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 2,375,697
0.0
249,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 214,624
0.0
2,111,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 1,820,431
0.0
252,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 226,094
0.0
744,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 706,408
0.0
2,542,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 2,386,813
0.0
2,500,000
(1)(2)
Viasat, Inc., 5.625%,
04/15/2027 2,491,783
0.0
1,900,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,758,738
0.0
2,434,000  Vodafone Group PLC,
5.875%,
06/28/2064 2,341,863
0.0
188,904,340
1.9
Consumer, Cyclical : 2.6%
2,450,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 2,285,651
0.0
253,538  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 246,937
0.0
1,502,284  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 1,456,795
0.0
2,174,881  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,087,585
0.0
4,185,270  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 3,988,885
0.1
3,284,000
(2)
American Honda
Finance Corp., 4.700%,
01/12/2028 3,316,557
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,774,000  American Honda
Finance Corp., 5.650%,
11/15/2028 $ 1,844,664
0.0
4,049,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 4,062,016
0.1
1,176,000  AutoZone, Inc., 6.250%,
11/01/2028 1,246,517
0.0
3,970,000
(2)
Bath & Body Works,
Inc., 6.750%,
07/01/2036 4,041,377
0.1
1,943,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 1,979,289
0.0
1,249,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 1,263,886
0.0
1,655,000
(1)(2)
CD&R Smokey Buyer,
Inc. / Radio Systems
Corp., 9.500%,
10/15/2029 1,350,716
0.0
2,415,000
(1)(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 2,508,968
0.0
848,113  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 832,896
0.0
2,774,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 2,793,651
0.0
558,406
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 559,964
0.0
3,095,000
(1)(2)
Denso Corp., 4.420%,
09/11/2029 3,095,997
0.0
2,681,000  Ford Motor Co.,
3.250%,
02/12/2032 2,261,344
0.0
2,853,000
(2)
Ford Motor Credit
Co. LLC, 3.625%,
06/17/2031 2,512,479
0.0
4,797,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 4,690,386
0.1
3,033,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 2,966,801
0.0
1,345,000  General Motors Co.,
6.125%,
10/01/2025 1,347,455
0.0
1,302,000  General Motors Co.,
6.250%,
10/02/2043 1,278,204
0.0
4,038,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 3,499,258
0.1
4,322,000
(2)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 4,316,352
0.1
5,158,000  General Motors
Financial Co., Inc.,
5.450%,
07/15/2030 5,232,538
0.1
7,102,000
(2)
General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 7,257,457
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
5,418,000
(2)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 $ 5,449,959
0.1
1,044,000
(2)
General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 1,075,025
0.0
2,159,000  Genuine Parts Co.,
4.950%,
08/15/2029 2,193,035
0.0
2,500,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 2,571,845
0.0
3,026,000
(2)
Home Depot, Inc.,
2.700%,
04/15/2030 2,826,896
0.0
6,112,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 6,123,869
0.1
9,254,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 9,281,145
0.1
1,300,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 1,323,014
0.0
3,276,000
(1)(2)
Hyundai Capital
America, 5.150%,
03/27/2030 3,316,538
0.0
3,027,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 3,083,581
0.0
4,738,000
(1)(2)
Hyundai Capital
America, 5.400%,
03/29/2032 4,796,612
0.1
2,486,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 2,552,096
0.0
6,439,000
(1)(2)
Hyundai Capital
America, 6.100%,
09/21/2028 6,695,724
0.1
2,831,000
(1)(2)
Hyundai Capital
America, 6.500%,
01/16/2029 2,986,792
0.0
144,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 111,862
0.0
227,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 221,860
0.0
4,285,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 3,426,980
0.1
2,748,000
(2)
Marriott International,
Inc., 4.800%,
03/15/2030 2,775,251
0.0
1,906,000
(2)
Marriott International,
Inc., 5.350%,
03/15/2035 1,922,504
0.0
3,225,000
(1)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 3,252,481
0.0
3,825,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 3,889,795
0.1
2,020,000
(1)(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 2,064,952
0.0
1,200,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 1,147,749
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
595,000
(1)(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 $ 626,363
0.0
2,158,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 2,138,463
0.0
2,570,000
(1)(2)
Panasonic Holdings
Corp., 5.302%,
07/16/2034 2,623,787
0.0
3,025,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 3,108,121
0.0
2,500,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 2,411,196
0.0
3,305,000
(1)(2)
Station Casinos LLC,
6.625%,
03/15/2032 3,381,468
0.0
3,318,000
(2)
Target Corp., 5.000%,
04/15/2035 3,314,328
0.0
1,560,000
(1)(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,419,949
0.0
1,310,000
(1)(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 1,253,835
0.0
5,634,000
(2)
Toyota Motor Corp.,
4.450%,
06/30/2030 5,658,824
0.1
2,588,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 2,609,541
0.0
4,457,000
(2)
Toyota Motor Credit
Corp., 4.800%,
05/15/2030 4,529,623
0.1
2,000,000
(2)
Toyota Motor Credit
Corp., 5.350%,
01/09/2035 2,050,856
0.0
3,216,000
(2)
Toyota Motor Credit
Corp., 5.550%,
11/20/2030 3,386,322
0.0
3,219,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 3,233,353
0.0
517,142  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 528,149
0.0
4,306,063  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 4,236,183
0.1
2,753,295  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 2,603,510
0.0
2,053,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 1,994,192
0.0
2,125,000
(1)(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,985,560
0.0
6,060,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 6,133,186
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
6,557,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 $ 6,618,786
0.1
4,847,000
(1)(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 5,160,197
0.1
1,895,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 1,972,793
0.0
9,421,000  Walmart, Inc., 4.900%,
04/28/2035 9,545,561
0.1
7,411,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 6,916,025
0.1
7,458,000
(2)
Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 5,239,245
0.1
2,578,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 1,788,011
0.0
3,950,000
(1)(2)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 3,977,796
0.1
3,610,000
(1)(2)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 3,533,828
0.1
251,393,241
2.6
Consumer, Non-cyclical : 4.2%
1,273,000  AbbVie, Inc., 3.200%,
11/21/2029 1,218,016
0.0
1,286,000  AbbVie, Inc., 4.050%,
11/21/2039 1,127,779
0.0
3,836,000  AbbVie, Inc., 4.300%,
05/14/2036 3,619,426
0.1
2,997,000  AbbVie, Inc., 4.500%,
05/14/2035 2,896,900
0.0
1,668,000  AbbVie, Inc., 4.650%,
03/15/2028 1,693,499
0.0
4,760,000  AbbVie, Inc., 4.950%,
03/15/2031 4,888,278
0.1
3,165,000
(2)
AbbVie, Inc., 5.600%,
03/15/2055 3,169,050
0.0
1,279,000  Aetna, Inc., 6.625%,
06/15/2036 1,373,959
0.0
2,500,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 2,371,175
0.0
1,970,000
(1)(2)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 2,059,797
0.0
2,468,000  Altria Group, Inc.,
6.200%,
11/01/2028 2,606,138
0.0
758,000  Amgen, Inc., 5.750%,
03/02/2063 737,487
0.0
1,454,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 1,357,585
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,760,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 $ 4,892,960
0.1
3,598,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 3,651,329
0.1
245,000  BAT Capital Corp.,
3.557%,
08/15/2027 241,146
0.0
3,462,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,097,510
0.0
1,359,000  BAT Capital Corp.,
5.834%,
02/20/2031 1,430,606
0.0
674,000  BAT Capital Corp.,
7.079%,
08/02/2043 742,889
0.0
3,518,000
(2)
Becton Dickinson & Co.,
4.693%,
02/13/2028 3,553,357
0.1
1,440,000
(1)(2)
Brink's Co., 6.500%,
06/15/2029 1,485,409
0.0
1,440,000
(1)(2)
Brink's Co., 6.750%,
06/15/2032 1,500,728
0.0
806,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 717,705
0.0
1,979,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 2,050,255
0.0
6,037,000  Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 5,893,786
0.1
670,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 726,377
0.0
2,514,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 2,486,703
0.0
2,822,000
(2)
Campbell Soup Co.,
5.200%,
03/21/2029 2,890,674
0.0
3,981,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 4,003,062
0.1
575,000
(2)
Cardinal Health, Inc.,
5.450%,
02/15/2034 591,963
0.0
2,042,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 1,768,036
0.0
1,747,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,586,234
0.0
1,333,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 1,343,592
0.0
2,130,000  Cencora, Inc., 5.125%,
02/15/2034 2,148,062
0.0
11,370,000  Centene Corp., 3.000%,
10/15/2030 10,166,668
0.1
2,552,000  Centene Corp., 4.625%,
12/15/2029 2,483,855
0.0
1,950,000
(1)(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,886,256
0.0
2,330,000
(1)(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 2,068,335
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,307,000  Cigna Group, 2.375%,
03/15/2031 $ 3,830,353
0.1
3,990,000  Cigna Group, 4.800%,
08/15/2038 3,753,500
0.1
1,966,000
(2)
Cigna Group, 5.250%,
02/15/2034 1,998,079
0.0
5,258,000
(2)
Cigna Group, 5.600%,
02/15/2054 5,048,133
0.1
2,832,000
(2)
Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 2,919,499
0.0
1,076,000  CVS Health Corp.,
4.125%,
04/01/2040 902,002
0.0
2,144,000  CVS Health Corp.,
4.780%,
03/25/2038 1,968,923
0.0
947,000  CVS Health Corp.,
5.050%,
03/25/2048 818,498
0.0
1,523,000  CVS Health Corp.,
5.125%,
02/21/2030 1,550,979
0.0
199,000
(2)
CVS Health Corp.,
6.000%,
06/01/2063 190,401
0.0
3,760,000
(1)(2)
DaVita, Inc., 4.625%,
06/01/2030 3,605,075
0.1
4,906,000
(1)(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 4,984,169
0.1
1,641,000  Elevance Health, Inc.,
4.900%,
02/08/2026 1,641,110
0.0
3,299,000  Elevance Health, Inc.,
4.950%,
11/01/2031 3,347,017
0.1
1,481,000  Elevance Health, Inc.,
5.200%,
02/15/2035 1,497,244
0.0
5,138,000
(2)
Eli Lilly & Co., 5.500%,
02/12/2055 5,173,953
0.1
2,125,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 1,922,168
0.0
2,209,000  Equifax, Inc., 3.100%,
05/15/2030 2,067,443
0.0
1,785,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,896,197
0.0
6,004,000
(2)
Gilead Sciences, Inc.,
5.100%,
06/15/2035 6,083,373
0.1
3,034,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 2,984,353
0.0
3,629,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 3,627,095
0.1
5,904,000  Global Payments, Inc.,
1.200%,
03/01/2026 5,766,285
0.1
390,000
(2)
Global Payments, Inc.,
5.950%,
08/15/2052 375,297
0.0
1,032,000
(2)
GXO Logistics, Inc.,
6.250%,
05/06/2029 1,077,936
0.0
893,000  HCA, Inc., 2.375%,
07/15/2031 777,550
0.0
4,576,000  HCA, Inc., 3.500%,
09/01/2030 4,328,635
0.1
6,835,000  HCA, Inc., 4.125%,
06/15/2029 6,717,232
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
990,000  HCA, Inc., 4.375%,
03/15/2042 $ 828,562
0.0
4,673,000  HCA, Inc., 4.500%,
02/15/2027 4,674,952
0.1
1,953,000  HCA, Inc., 5.125%,
06/15/2039 1,838,042
0.0
2,689,000  HCA, Inc., 5.450%,
04/01/2031 2,773,601
0.0
3,601,000  HCA, Inc., 6.000%,
04/01/2054 3,525,567
0.1
403,000  HCA, Inc., 6.100%,
04/01/2064 393,379
0.0
4,035,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 4,119,057
0.1
585,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 611,315
0.0
385,000
(1)(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 403,654
0.0
6,051,000
(2)
Hershey Co., 4.950%,
02/24/2032 6,188,157
0.1
2,768,000  Humana, Inc., 5.375%,
04/15/2031 2,832,369
0.0
4,059,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 4,212,633
0.1
3,985,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 4,109,725
0.1
1,533,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 1,574,571
0.0
2,310,000
(1)
Japan Tobacco, Inc.,
5.250%,
06/15/2030 2,378,028
0.0
5,339,000
(1)
JBS USA Holding Lux
Sarl / JBS USA Foods
Group Holdings, Inc.
/ JBS USA Food Co.,
5.500%,
01/15/2036 5,350,185
0.1
1,782,000  Johnson & Johnson,
3.625%,
03/03/2037 1,595,492
0.0
4,678,000  Johnson & Johnson,
4.700%,
03/01/2030 4,789,317
0.1
2,506,000  Kenvue, Inc., 4.850%,
05/22/2032 2,537,528
0.0
1,699,000
(2)
Kenvue, Inc., 5.050%,
03/22/2028 1,740,292
0.0
824,000  Keurig Dr Pepper, Inc.,
4.600%,
05/15/2030 828,420
0.0
1,305,000
(2)
Kraft Heinz Foods Co.,
5.200%,
03/15/2032 1,329,492
0.0
2,303,000  Kroger Co., 5.500%,
09/15/2054 2,187,667
0.0
3,012,000  Kroger Co., 5.650%,
09/15/2064 2,853,889
0.0
2,476,000
(2)
Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 2,438,951
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,500,000
(1)(2)
LifePoint Health, Inc.,
8.375%,
02/15/2032 $ 2,665,898
0.0
2,612,000
(1)
Mars, Inc., 5.000%,
03/01/2032 2,648,043
0.0
4,538,000
(1)
Mars, Inc., 5.200%,
03/01/2035 4,594,636
0.1
3,040,000
(1)
Mars, Inc., 5.650%,
05/01/2045 3,049,133
0.0
3,165,000
(1)
Mars, Inc., 5.700%,
05/01/2055 3,159,525
0.0
2,376,000  McKesson Corp.,
4.250%,
09/15/2029 2,373,526
0.0
3,759,000  McKesson Corp.,
4.950%,
05/30/2032 3,810,901
0.1
3,007,000  McKesson Corp.,
5.250%,
05/30/2035 3,055,724
0.0
3,070,000
(1)(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 2,947,004
0.0
9,100,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 9,862,125
0.1
1,640,000  Mondelez International,
Inc., 2.750%,
04/13/2030 1,523,548
0.0
3,300,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 2,866,663
0.0
2,670,000
(2)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 2,697,397
0.0
1,880,000
(2)
Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 1,906,566
0.0
1,835,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 1,830,228
0.0
3,336,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 3,096,456
0.0
2,832,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 2,854,663
0.0
3,258,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 3,316,579
0.1
4,595,000
(1)(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 4,648,380
0.1
1,760,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 1,708,106
0.0
801,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 726,897
0.0
824,000
(2)
Quest Diagnostics, Inc.,
2.950%,
06/30/2030 767,060
0.0
4,322,000
(2)
Quest Diagnostics, Inc.,
4.625%,
12/15/2029 4,366,162
0.1
1,841,000
(2)
Quest Diagnostics, Inc.,
5.000%,
12/15/2034 1,832,799
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,350,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 $ 1,479,888
0.0
3,025,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 3,032,690
0.0
1,154,000  Reynolds American,
Inc., 5.850%,
08/15/2045 1,114,294
0.0
1,190,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 1,178,285
0.0
5,686,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 6,013,498
0.1
1,501,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,491,142
0.0
1,675,000  Royalty Pharma PLC,
1.750%,
09/02/2027 1,586,702
0.0
2,503,000  Royalty Pharma PLC,
2.200%,
09/02/2030 2,219,488
0.0
841,000
(2)
Royalty Pharma PLC,
3.300%,
09/02/2040 633,768
0.0
1,821,000
(2)
Royalty Pharma PLC,
5.150%,
09/02/2029 1,859,744
0.0
1,399,000
(2)
S&P Global, Inc.,
1.250%,
08/15/2030 1,204,997
0.0
4,115,000  S&P Global, Inc.,
2.700%,
03/01/2029 3,901,337
0.1
1,735,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 1,746,505
0.0
1,785,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,686,867
0.0
2,773,000
(2)
Solventum Corp.,
5.450%,
03/13/2031 2,880,602
0.0
1,612,000  Solventum Corp.,
5.600%,
03/23/2034 1,659,680
0.0
1,859,000
(2)
Solventum Corp.,
5.900%,
04/30/2054 1,859,834
0.0
2,365,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 2,463,604
0.0
3,451,000  Stryker Corp., 4.850%,
02/10/2030 3,522,082
0.1
1,369,000  Sysco Corp., 5.400%,
03/23/2035 1,393,330
0.0
916,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 930,588
0.0
2,217,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 2,155,353
0.0
3,094,000  Takeda US Financing,
Inc., 5.200%,
07/07/2035 3,095,583
0.0
3,314,000  Takeda US Financing,
Inc., 5.900%,
07/07/2055 3,333,089
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,995,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 $ 2,032,175
0.0
3,820,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 3,932,997
0.1
1,919,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 1,979,140
0.0
4,052,000  Unilever Capital Corp.,
4.625%,
08/12/2034 4,022,749
0.1
479,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 347,731
0.0
1,157,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 934,284
0.0
4,322,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 4,378,961
0.1
1,518,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 1,534,054
0.0
506,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 472,639
0.0
2,448,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 2,383,098
0.0
1,561,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 1,543,898
0.0
2,150,000
(1)
US Foods, Inc., 7.250%,
01/15/2032 2,266,732
0.0
2,748,000  Viatris, Inc., 2.700%,
06/22/2030 2,448,713
0.0
2,124,000  Viatris, Inc., 3.850%,
06/22/2040 1,569,692
0.0
1,573,000  Viatris, Inc., 4.000%,
06/22/2050 1,048,602
0.0
1,700,000
(1)(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,788,109
0.0
3,265,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,353,883
0.1
2,324,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 2,396,658
0.0
402,679,014
4.2
Energy : 2.4%
2,528,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 2,428,792
0.0
3,500,000
(1)(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 3,617,460
0.1
4,555,000
(1)
APA Corp., 6.750%,
02/15/2055 4,307,958
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,160,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 6.625%,
07/15/2033 $ 1,177,583
0.0
2,480,000
(1)(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 2,483,301
0.0
959,000
(2)
BP Capital Markets
America, Inc., 4.893%,
09/11/2033 961,695
0.0
510,000
(2)
BP Capital Markets
America, Inc., 4.989%,
04/10/2034 513,430
0.0
2,836,000
(2)
BP Capital Markets
America, Inc., 5.227%,
11/17/2034 2,886,971
0.0
2,540,000
(2)(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 2,521,616
0.0
2,402,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 2,404,051
0.0
2,121,000
(1)(2)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 2,108,486
0.0
420,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 373,254
0.0
2,099,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 2,077,259
0.0
2,183,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 2,193,978
0.0
3,524,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 3,670,441
0.1
845,000  ConocoPhillips Co.,
5.700%,
09/15/2063 809,253
0.0
2,260,000
(1)(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 2,208,563
0.0
3,669,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,676,294
0.1
2,900,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 3,011,757
0.0
3,395,000
(2)
Devon Energy Corp.,
5.200%,
09/15/2034 3,299,015
0.1
1,097,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 826,415
0.0
819,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 758,879
0.0
2,284,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 2,260,955
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,200,000  Ecopetrol SA, 6.875%,
04/29/2030 $ 2,180,200
0.0
9,510,000  Ecopetrol SA, 8.375%,
01/19/2036 9,189,037
0.1
4,299,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 4,291,590
0.1
2,455,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 2,524,128
0.0
2,209,000  Energy Transfer L.P.,
3.750%,
05/15/2030 2,120,309
0.0
242,000  Energy Transfer L.P.,
4.900%,
03/15/2035 231,598
0.0
2,339,000  Energy Transfer L.P.,
5.200%,
04/01/2030 2,392,081
0.0
1,382,000  Energy Transfer L.P.,
5.300%,
04/01/2044 1,239,215
0.0
280,000  Energy Transfer L.P.,
5.350%,
05/15/2045 252,412
0.0
910,000  Energy Transfer L.P.,
6.050%,
09/01/2054 875,430
0.0
1,479,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 1,485,294
0.0
1,579,000
(2)
Enterprise Products
Operating LLC, 4.950%,
02/15/2035 1,574,259
0.0
2,115,000
(3)
Enterprise Products
Operating LLC D,
7.573%, (TSFR3M +
3.248%),
08/16/2077 2,105,985
0.0
5,574,000  EOG Resources, Inc.,
5.000%,
07/15/2032 5,644,378
0.1
2,803,000  EOG Resources, Inc.,
5.350%,
01/15/2036 2,843,776
0.0
2,517,000  Equinor ASA, 4.500%,
09/03/2030 2,535,942
0.0
4,226,000  Hess Corp., 4.300%,
04/01/2027 4,217,943
0.1
2,610,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 2,710,125
0.0
2,875,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 3,025,759
0.0
599,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 534,103
0.0
4,044,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 4,040,245
0.1
3,138,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,166,390
0.0
2,897,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 2,939,983
0.0
1,376,000  MPLX L.P., 1.750%,
03/01/2026 1,349,646
0.0
3,877,000  MPLX L.P., 2.650%,
08/15/2030 3,510,300
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,871,000  MPLX L.P., 4.000%,
03/15/2028 $ 1,853,196
0.0
894,000  MPLX L.P., 5.500%,
06/01/2034 898,066
0.0
2,340,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 2,425,113
0.0
1,638,000
(2)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 1,625,725
0.0
943,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 864,980
0.0
4,633,000
(2)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 4,799,456
0.1
1,838,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 1,800,303
0.0
520,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 512,971
0.0
771,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 816,098
0.0
780,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 776,959
0.0
3,040,000
(1)(2)
ONEOK, Inc., 6.500%,
09/01/2030 3,249,016
0.1
1,650,000
(1)
ORLEN SA, 6.000%,
01/30/2035 1,697,231
0.0
953,000
(2)
Ovintiv, Inc., 5.650%,
05/15/2028 979,981
0.0
5,018,000  Ovintiv, Inc., 7.100%,
07/15/2053 5,206,041
0.1
2,425,000
(1)(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 2,449,068
0.0
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,771,982
0.0
4,000,000
(1)(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 3,108,740
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 9,357,435
0.1
3,135,000  Petroleos Mexicanos,
6.500%,
03/13/2027 3,120,892
0.0
4,750,000
(1)(2)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 4,740,595
0.1
2,475,000
(1)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 2,326,500
0.0
2,200,000
(1)
Raizen Fuels Finance
SA, 6.250%,
07/08/2032 2,183,500
0.0
925,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 920,321
0.0
3,548,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 3,570,450
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,896,000
(1)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 $ 1,745,711
0.0
2,566,000
(1)(2)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 2,634,303
0.0
2,195,000
(1)(2)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 2,247,342
0.0
2,910,000
(1)(2)
Sunoco L.P., 6.250%,
07/01/2033 2,960,412
0.0
798,000  Targa Resources Corp.,
5.500%,
02/15/2035 801,182
0.0
427,000  Targa Resources Corp.,
6.250%,
07/01/2052 423,319
0.0
2,745,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 2,724,461
0.0
615,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 596,931
0.0
3,682,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 3,687,907
0.1
930,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 877,572
0.0
5,575,000
(1)(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 5,794,380
0.1
950,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 950,000
0.0
2,199,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 1,837,150
0.0
3,515,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 3,447,776
0.1
8,846,000  Williams Cos., Inc.,
4.000%,
09/15/2025 8,832,942
0.1
1,032,000  Williams Cos., Inc.,
4.900%,
03/15/2029 1,046,541
0.0
3,607,000  Woodside Finance Ltd.,
5.400%,
05/19/2030 3,659,773
0.1
3,367,000  Woodside Finance Ltd.,
5.700%,
05/19/2032 3,429,672
0.1
3,759,000  Woodside Finance Ltd.,
6.000%,
05/19/2035 3,838,843
0.1
230,148,370
2.4
Financial : 7.6%
2,937,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 2,584,187
0.0
2,490,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 2,573,873
0.0
2,780,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 2,842,268
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,119,000  Alleghany Corp.,
3.250%,
08/15/2051 $ 1,422,692
0.0
2,525,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 2,575,119
0.0
2,732,000
(3)
American Express Co.,
5.098%,
02/16/2028 2,764,000
0.0
5,129,000
(3)
American Express Co.,
5.282%,
07/27/2029 5,274,710
0.1
3,191,000
(3)
American Express Co.,
5.532%,
04/25/2030 3,317,883
0.0
688,000
(2)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 635,255
0.0
1,283,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 1,275,722
0.0
3,771,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 3,836,087
0.1
3,407,000  American International
Group, Inc., 3.400%,
06/30/2030 3,241,651
0.0
4,004,000
(1)
American National
Global Funding,
5.250%,
06/03/2030 4,026,096
0.1
2,342,000  American Tower Corp.,
3.650%,
03/15/2027 2,314,180
0.0
1,649,000
(2)
American Tower Corp.,
5.250%,
07/15/2028 1,691,113
0.0
1,771,000  Ameriprise Financial,
Inc., 5.200%,
04/15/2035 1,784,722
0.0
2,076,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,176,281
0.0
1,205,000  Aon North America, Inc.,
5.125%,
03/01/2027 1,219,756
0.0
2,691,000  Aon North America, Inc.,
5.150%,
03/01/2029 2,756,763
0.0
7,172,000
(1)(2)
Athene Global Funding,
5.322%,
11/13/2031 7,234,502
0.1
9,127,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 9,191,307
0.1
7,003,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 7,093,067
0.1
3,330,000
(1)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 3,402,927
0.0
2,000,000
(2)
Banco Nacional de
Panama, 2.500%,
08/11/2030 1,678,000
0.0
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 3,146,250
0.0
5,800,000  Banco Santander SA,
5.439%,
07/15/2031 6,027,901
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,800,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 $ 2,888,009
0.0
6,031,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 5,863,243
0.1
949,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 827,232
0.0
3,524,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 3,106,835
0.0
4,239,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 3,876,436
0.1
2,505,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 2,248,754
0.0
8,369,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 8,182,177
0.1
1,526,000
(3)
Bank of America Corp.,
5.464%,
05/09/2036 1,565,374
0.0
1,957,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 2,012,961
0.0
5,361,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 5,363,485
0.1
5,085,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 5,169,565
0.1
4,192,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 4,425,221
0.1
3,371,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,319,904
0.0
3,991,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 3,741,503
0.1
1,418,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 1,295,465
0.0
1,874,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 1,821,915
0.0
7,129,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 6,674,172
0.1
5,723,000
(2)(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 5,126,371
0.1
3,750,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 3,570,258
0.1
717,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 709,163
0.0
6,481,000
(2)(3)
Bank of Montreal,
4.640%,
09/10/2030 6,536,396
0.1
3,961,000
(2)
Bank of Montreal,
5.511%,
06/04/2031 4,143,078
0.1
686,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 700,549
0.0
5,962,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 5,960,012
0.1
2,940,000
(3)
Bank of Nova Scotia,
5.130%,
02/14/2031 2,994,913
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,096,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 $ 6,112,467
0.1
4,783,000
(3)
Barclays PLC, 5.367%,
02/25/2031 4,886,988
0.1
1,359,000
(1)(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,252,513
0.0
5,619,000
(1)(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 4,733,165
0.1
556,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 510,631
0.0
3,418,000
(1)(3)
BNP Paribas SA,
5.085%,
05/09/2031 3,452,480
0.0
2,828,000
(1)(2)
BPCE SA, 5.203%,
01/18/2027 2,869,353
0.0
2,785,000
(1)(2)
BPCE SA, 5.281%,
05/30/2029 2,866,585
0.0
2,828,000
(1)(2)(3)
BPCE SA, 5.716%,
01/18/2030 2,912,391
0.0
3,820,000  Brookfield Asset
Management Ltd.,
5.795%,
04/24/2035 3,921,352
0.1
3,884,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 3,922,288
0.1
1,687,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 1,745,191
0.0
2,929,000  Camden Property Trust,
5.850%,
11/03/2026 2,988,652
0.0
2,673,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 2,582,666
0.0
1,438,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 1,526,264
0.0
5,556,000  CME Group, Inc.,
4.400%,
03/15/2030 5,596,664
0.1
4,035,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 4,145,959
0.1
878,000
(3)
CoBank ACB M,
7.125%,
12/31/2199 899,267
0.0
7,982,000
(1)(2)(3)
Cooperatieve
Rabobank UA, 5.710%,
01/21/2033 8,313,189
0.1
4,493,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 4,435,330
0.1
1,130,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 1,061,423
0.0
1,241,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 1,290,130
0.0
3,544,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 3,732,649
0.1
2,700,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,558,925
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,462,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 $ 1,415,313
0.0
3,104,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 3,152,550
0.0
1,587,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,362,383
0.0
269,000  Crown Castle, Inc.,
2.500%,
07/15/2031 234,876
0.0
2,091,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,034,968
0.0
2,209,000
(2)
Crown Castle, Inc.,
3.300%,
07/01/2030 2,068,847
0.0
3,628,000  Crown Castle, Inc.,
4.800%,
09/01/2028 3,651,190
0.1
4,322,000  Crown Castle, Inc.,
4.900%,
09/01/2029 4,363,032
0.1
637,000  Crown Castle, Inc.,
5.100%,
05/01/2033 634,745
0.0
1,892,000  Crown Castle, Inc.,
5.600%,
06/01/2029 1,953,643
0.0
1,095,000  Crown Castle, Inc.,
5.800%,
03/01/2034 1,134,364
0.0
2,918,000
(2)
CubeSmart L.P.,
2.250%,
12/15/2028 2,720,488
0.0
2,258,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 2,249,533
0.0
2,655,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 2,755,387
0.0
2,157,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 2,095,904
0.0
6,073,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 6,292,115
0.1
1,902,000
(3)
Discover Bank, 5.974%,
08/09/2028 1,950,101
0.0
2,256,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 2,281,931
0.0
3,085,000
(1)
EQT AB, 5.850%,
05/08/2035 3,149,139
0.0
5,693,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 5,782,040
0.1
4,263,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 4,258,636
0.1
1,875,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 1,836,748
0.0
1,330,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,304,844
0.0
1,654,000
(2)
Extra Space Storage
L.P., 5.350%,
01/15/2035 1,665,972
0.0
5,467,000
(1)(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 5,614,712
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,198,000
(2)(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 $ 1,195,056
0.0
2,510,000
(1)(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,563,812
0.0
2,285,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 2,358,194
0.0
2,954,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 2,968,946
0.0
1,325,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 1,336,163
0.0
2,573,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 2,542,971
0.0
1,769,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 1,785,150
0.0
1,740,000
(2)(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 1,785,030
0.0
1,590,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,655,456
0.0
7,642,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 7,647,730
0.1
1,590,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 1,686,870
0.0
3,397,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 2,127,195
0.0
5,371,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.713%,
(TSFR3M + 2.387%),
02/12/2067 5,003,357
0.1
2,176,000  Healthpeak OP LLC,
5.250%,
12/15/2032 2,215,573
0.0
2,308,000
(2)
Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 2,285,752
0.0
5,452,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,079,977
0.1
2,450,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 2,177,451
0.0
2,031,000
(2)(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 2,069,769
0.0
5,408,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 5,519,495
0.1
3,464,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 3,486,916
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,000,000
(1)(2)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 $ 991,274
0.0
4,088,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 3,661,108
0.1
3,421,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 3,352,083
0.0
1,580,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 1,605,337
0.0
2,571,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 2,190,524
0.0
4,577,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 4,287,271
0.1
1,870,000
(1)(2)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,924,054
0.0
3,745,000
(1)(2)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 3,852,972
0.1
3,211,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,145,199
0.0
2,808,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 2,709,785
0.0
6,974,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 6,813,506
0.1
6,815,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 6,393,229
0.1
1,721,000
(2)(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 1,654,748
0.0
1,048,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 977,426
0.0
5,278,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 5,159,111
0.1
158,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2051 106,411
0.0
1,034,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,012,999
0.0
3,804,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 3,811,912
0.1
3,489,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 3,501,595
0.1
2,501,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 2,547,226
0.0
1,006,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 1,024,750
0.0
1,805,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 1,851,442
0.0
2,250,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 2,297,058
0.0
10,872,000
(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 11,271,374
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,250,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 $ 2,336,734
0.0
1,589,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 1,670,043
0.0
893,000
(3)
KeyCorp, 6.401%,
03/06/2035 952,946
0.0
1,495,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 1,458,082
0.0
1,049,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,040,087
0.0
3,100,000
(1)(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 3,020,534
0.0
2,072,000
(1)
Lineage OP L.P.,
5.250%,
07/15/2030 2,085,374
0.0
4,294,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 4,539,205
0.1
4,394,000
(2)
LPL Holdings, Inc.,
5.150%,
06/15/2030 4,450,219
0.1
3,482,000
(2)
LPL Holdings, Inc.,
5.200%,
03/15/2030 3,537,888
0.1
2,143,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 2,184,406
0.0
3,028,000
(1)(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 3,060,319
0.0
2,655,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 2,729,412
0.0
8,835,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 8,837,143
0.1
1,981,000
(2)
Mid-America
Apartments L.P.,
5.300%,
02/15/2032 2,048,094
0.0
1,950,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,933,266
0.0
1,226,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 1,256,119
0.0
9,938,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 10,223,230
0.1
3,662,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 3,574,124
0.1
1,976,000
(2)(3)
Morgan Stanley,
2.475%,
01/21/2028 1,918,623
0.0
1,919,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 1,631,167
0.0
1,403,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,378,705
0.0
1,334,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 1,237,612
0.0
1,761,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 1,791,293
0.0
2,110,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 2,163,539
0.0
3,064,000
(3)
Morgan Stanley,
5.587%,
01/18/2036 3,146,458
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,667,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 $ 13,131,072
0.1
6,565,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 6,840,179
0.1
9,076,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 8,806,178
0.1
1,409,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 1,391,751
0.0
3,509,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 3,578,398
0.1
3,887,000
(2)
National Bank of
Canada, 5.600%,
12/18/2028 4,037,671
0.1
2,116,000
(1)
National Securities
Clearing Corp., 4.700%,
05/20/2030 2,152,209
0.0
3,900,000
(1)
Nationstar Mortgage
Holdings, Inc., 6.500%,
08/01/2029 3,986,108
0.1
2,723,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 2,763,723
0.0
2,961,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 3,076,285
0.0
5,022,000
(1)(2)
NatWest Markets PLC,
5.410%,
05/17/2029 5,189,356
0.1
3,566,000  NNN REIT, Inc.,
4.600%,
02/15/2031 3,548,177
0.1
3,887,000  Nomura Holdings, Inc.,
4.904%,
07/01/2030 3,901,767
0.1
2,140,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 2,236,520
0.0
2,663,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 2,774,910
0.0
3,133,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 3,151,836
0.0
2,285,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 2,375,043
0.0
2,660,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 2,737,309
0.0
1,111,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 925,856
0.0
2,920,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 3,106,344
0.0
4,075,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 4,188,117
0.1
914,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 934,073
0.0
592,000  Realty Income Corp.,
3.950%,
08/15/2027 589,050
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,378,000  Regions Bank/
Birmingham AL,
6.450%,
06/26/2037 $ 2,460,194
0.0
7,420,000
(2)
Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 6,368,147
0.1
824,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 850,877
0.0
1,890,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 1,927,148
0.0
2,545,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 2,607,227
0.0
4,118,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 4,126,290
0.1
2,128,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 2,158,255
0.0
3,748,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.970%,
05/02/2031 3,805,358
0.1
2,542,000
(2)(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 2,595,263
0.0
1,440,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,283,955
0.0
2,513,000
(2)(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,433,694
0.0
2,160,000
(1)(2)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 2,232,436
0.0
9,968,000
(3)
State Street Corp.,
3.031%,
11/01/2034 9,211,569
0.1
3,795,000
(2)(3)
State Street Corp.,
4.675%,
10/22/2032 3,797,615
0.1
2,058,000  State Street Corp.,
4.729%,
02/28/2030 2,089,700
0.0
573,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 543,299
0.0
3,393,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 3,496,315
0.1
550,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 566,771
0.0
4,022,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 4,175,418
0.1
2,437,000  Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 2,524,193
0.0
2,570,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
6.450%,
12/31/2199 2,524,527
0.0
3,291,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 3,379,268
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,128,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 $ 1,102,984
0.0
4,281,000
(2)(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 4,410,186
0.1
2,230,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 2,330,485
0.0
1,330,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 1,414,145
0.0
2,380,000
(1)(2)
Trust Fibra Uno,
7.700%,
01/23/2032 2,487,844
0.0
3,556,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 3,491,726
0.1
975,000
(1)(3)
UBS Group AG,
1.494%,
08/10/2027 943,203
0.0
477,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 552,801
0.0
2,217,000
(1)(2)(3)
UBS Group AG,
9.250%,
12/31/2199 2,425,340
0.0
1,800,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,890,250
0.0
476,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 488,337
0.0
20,178,000
(2)(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 20,835,962
0.2
657,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 718,384
0.0
1,878,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 1,849,815
0.0
2,724,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 2,723,484
0.0
3,280,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 3,322,913
0.0
1,289,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 1,291,792
0.0
733,186,267
7.6
Industrial : 2.0%
2,148,000
(2)
3M Co., 5.150%,
03/15/2035 2,168,207
0.0
2,294,000  AGCO Corp., 5.450%,
03/21/2027 2,323,192
0.0
1,415,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 1,455,850
0.0
2,360,000
(1)(2)
Arcosa, Inc., 6.875%,
08/15/2032 2,450,730
0.0
4,322,000
(2)
Arrow Electronics, Inc.,
5.150%,
08/21/2029 4,390,235
0.1
2,128,000
(2)
Avnet, Inc., 6.250%,
03/15/2028 2,212,466
0.0
3,937,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 4,036,799
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,668,000  Berry Global, Inc.,
1.650%,
01/15/2027 $ 3,519,461
0.1
885,000  Boeing Co., 5.705%,
05/01/2040 874,931
0.0
1,100,000  Boeing Co., 5.930%,
05/01/2060 1,046,585
0.0
387,000
(2)
Boeing Co., 6.858%,
05/01/2054 424,032
0.0
2,446,000  Boeing Co., 7.008%,
05/01/2064 2,689,165
0.0
3,080,000
(1)(2)
Bombardier, Inc.,
7.250%,
07/01/2031 3,236,926
0.0
1,419,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,333,816
0.0
629,000  Carrier Global Corp.,
2.722%,
02/15/2030 584,757
0.0
571,000  Carrier Global Corp.,
5.900%,
03/15/2034 608,278
0.0
3,020,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 2,996,039
0.0
2,159,000
(2)
Caterpillar Financial
Services Corp., 4.375%,
08/16/2029 2,176,353
0.0
3,719,000  Caterpillar, Inc.,
5.200%,
05/15/2035 3,792,934
0.1
2,750,000
(1)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 2,787,125
0.0
3,892,000
(2)
CNH Industrial
Capital LLC, 5.100%,
04/20/2029 3,974,065
0.1
3,770,000
(2)
CNH Industrial
Capital LLC, 5.500%,
01/12/2029 3,891,673
0.1
2,914,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 2,989,025
0.0
431,000  CSX Corp., 4.650%,
03/01/2068 354,442
0.0
3,910,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 4,001,580
0.1
2,800,000
(1)(2)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 2,650,787
0.0
246,000
(1)
FedEx Corp., 4.550%,
04/01/2046 198,704
0.0
1,827,052  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 1,581,833
0.0
4,322,000  Flex Ltd., 5.250%,
01/15/2032 4,374,945
0.1
2,209,000
(2)
Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 2,095,947
0.0
1,147,000
(2)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 1,204,590
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,231,000  GATX Corp., 4.000%,
06/30/2030 $ 1,198,317
0.0
862,000  GATX Corp., 6.050%,
06/05/2054 863,722
0.0
1,670,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 1,699,183
0.0
3,933,000  HEICO Corp., 5.250%,
08/01/2028 4,036,319
0.1
4,418,000  Honeywell International,
Inc., 4.750%,
02/01/2032 4,460,914
0.1
1,305,000  Honeywell International,
Inc., 5.000%,
03/01/2035 1,313,979
0.0
2,209,000
(2)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 2,162,257
0.0
2,830,000
(1)(2)
Imola Merger Corp.,
4.750%,
05/15/2029 2,734,141
0.0
1,116,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 1,146,103
0.0
1,318,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 1,359,058
0.0
739,000
(2)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 760,449
0.0
3,334,000  John Deere Capital
Corp., 4.400%,
09/08/2031 3,327,517
0.1
6,059,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 6,163,533
0.1
2,577,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 2,641,288
0.0
4,774,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 4,892,490
0.1
2,016,000
(2)
L3Harris Technologies,
Inc., 5.050%,
06/01/2029 2,063,556
0.0
669,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 695,101
0.0
310,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 320,452
0.0
910,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 951,986
0.0
157,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 161,748
0.0
2,950,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 3,026,883
0.0
3,339,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 3,295,643
0.0
4,012,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 3,903,459
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,819,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 $ 4,936,118
0.1
3,819,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 3,910,167
0.1
7,085,000
(1)(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 7,268,361
0.1
1,945,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,001,298
0.0
1,980,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 1,825,902
0.0
3,343,000  Ryder System, Inc.,
5.000%,
03/15/2030 3,393,393
0.1
1,690,000
(2)
Ryder System, Inc.,
6.600%,
12/01/2033 1,858,530
0.0
2,007,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 2,043,272
0.0
2,013,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 2,066,236
0.0
385,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 395,723
0.0
2,756,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 2,854,370
0.0
2,986,000
(1)(2)
Sealed Air Corp.,
1.573%,
10/15/2026 2,858,642
0.0
2,825,000
(1)(2)
Sealed Air Corp/Sealed
Air Corp. US, 7.250%,
02/15/2031 2,976,782
0.0
1,200,000
(1)(2)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 1,235,964
0.0
5,944,000
(2)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 6,066,284
0.1
1,983,000  Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 2,010,921
0.0
847,000  Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 838,096
0.0
1,940,000
(1)(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 2,035,500
0.0
2,193,000
(2)
Sonoco Products Co.,
4.600%,
09/01/2029 2,188,975
0.0
720,000
(1)
Standard Building
Solutions, Inc., 6.500%,
08/15/2032 738,204
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,925,000
(1)(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 $ 3,718,806
0.1
2,500,000
(1)(2)
Terex Corp., 6.250%,
10/15/2032 2,506,740
0.0
441,000  Union Pacific Corp.,
3.750%,
02/05/2070 299,069
0.0
100,000  Union Pacific Corp.,
3.799%,
04/06/2071 68,596
0.0
119,000  Union Pacific Corp.,
4.100%,
09/15/2067 88,124
0.0
2,424,000
(2)
Union Pacific Corp.,
5.100%,
02/20/2035 2,466,412
0.0
243,000
(2)
Union Pacific Corp.,
5.150%,
01/20/2063 221,740
0.0
3,023,000  United Parcel
Service, Inc., 5.950%,
05/14/2055 3,104,683
0.0
1,414,000  United Parcel
Service, Inc., 6.050%,
05/14/2065 1,448,529
0.0
2,500,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 2,601,545
0.0
2,250,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 2,263,491
0.0
197,894,043
2.0
Technology : 1.9%
8,155,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 8,081,055
0.1
4,705,000
(2)
Adobe, Inc., 4.950%,
01/17/2030 4,861,525
0.1
2,400,000
(1)(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 2,471,659
0.0
5,080,000
(2)
AppLovin Corp.,
5.125%,
12/01/2029 5,147,598
0.1
4,192,000  AppLovin Corp.,
5.375%,
12/01/2031 4,267,525
0.1
3,913,000
(1)(2)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 3,796,943
0.0
2,155,000
(1)(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 2,071,993
0.0
5,034,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 4,502,917
0.1
4,997,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 4,144,538
0.1
2,779,000  Broadcom, Inc.,
4.800%,
10/15/2034 2,746,647
0.0
7,138,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 6,931,309
0.1
2,417,000  Broadcom, Inc.,
5.050%,
04/15/2030 2,476,704
0.0
2,232,000  Broadcom, Inc.,
5.150%,
11/15/2031 2,297,103
0.0
1,160,000  Broadcom, Inc.,
5.200%,
04/15/2032 1,193,377
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
3,351,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 $ 3,352,376
0.0
2,159,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 2,175,840
0.0
3,620,000
(1)(2)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 3,855,876
0.0
2,823,000
(1)(2)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 2,872,543
0.0
1,745,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,785,455
0.0
736,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 743,081
0.0
2,923,000
(2)
Fiserv, Inc., 5.150%,
03/15/2027 2,962,479
0.0
1,267,000
(2)
Fiserv, Inc., 5.150%,
08/12/2034 1,272,286
0.0
1,770,000
(1)(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,856,495
0.0
1,013,000
(1)(2)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 1,030,346
0.0
1,517,000
(1)(2)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 1,586,169
0.0
1,400,000
(1)
Foundry JV Holdco
LLC, 6.100%,
01/25/2036 1,450,119
0.0
2,348,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 2,446,985
0.0
4,709,000
(2)
Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 4,698,903
0.1
3,688,000
(2)
Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 3,579,090
0.0
7,720,000
(2)
Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 7,135,368
0.1
2,241,000
(2)
HP, Inc., 2.650%,
06/17/2031 1,984,025
0.0
3,913,000
(2)
IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 3,966,182
0.1
224,000  Intel Corp., 5.600%,
02/21/2054 205,637
0.0
822,000  Intel Corp., 5.700%,
02/10/2053 765,551
0.0
5,721,000  International Business
Machines Corp.,
4.800%,
02/10/2030 5,813,984
0.1
3,394,000
(2)
International Business
Machines Corp.,
5.000%,
02/10/2032 3,465,362
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
2,662,000  International Business
Machines Corp.,
5.200%,
02/10/2035 $ 2,702,899
0.0
4,686,000
(2)
International Business
Machines Corp.,
5.700%,
02/10/2055 4,637,852
0.1
1,652,000
(2)
Intuit, Inc., 5.125%,
09/15/2028 1,705,122
0.0
4,514,000
(2)
Intuit, Inc., 5.500%,
09/15/2053 4,485,413
0.1
2,250,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,125,720
0.0
1,836,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 1,912,137
0.0
2,925,000  Micron Technology, Inc.,
5.800%,
01/15/2035 3,026,295
0.0
4,737,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 4,446,523
0.1
2,373,000  NetApp, Inc., 5.500%,
03/17/2032 2,445,109
0.0
4,184,000
(2)
NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,201,887
0.1
1,521,000
(2)
NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 1,442,387
0.0
4,220,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 3,889,200
0.0
5,315,000  Oracle Corp., 2.300%,
03/25/2028 5,045,719
0.1
2,691,000  Oracle Corp., 3.800%,
11/15/2037 2,305,117
0.0
162,000  Oracle Corp., 3.850%,
07/15/2036 142,723
0.0
456,000  Oracle Corp., 3.850%,
04/01/2060 314,514
0.0
4,832,000  Oracle Corp., 5.375%,
09/27/2054 4,420,326
0.1
1,978,000  Oracle Corp., 5.500%,
09/27/2064 1,803,006
0.0
5,038,000  Oracle Corp., 6.000%,
08/03/2055 5,033,725
0.1
1,591,000  Oracle Corp., 6.125%,
08/03/2065 1,593,786
0.0
2,384,000  Oracle Corp., 6.150%,
11/09/2029 2,544,589
0.0
2,095,000
(1)(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 1,903,150
0.0
2,405,000  QUALCOMM, Inc.,
4.750%,
05/20/2032 2,433,991
0.0
3,820,000
(2)
QUALCOMM, Inc.,
6.000%,
05/20/2053 4,029,061
0.1
2,338,000  Synopsys, Inc., 5.000%,
04/01/2032 2,369,202
0.0
2,017,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 2,077,825
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
2,209,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 $ 2,002,147
0.0
189,034,470
1.9
Utilities : 2.9%
3,388,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 3,378,103
0.1
4,035,000  AEP Texas, Inc.,
5.450%,
05/15/2029 4,166,765
0.1
1,446,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 1,465,360
0.0
2,649,000  AES Corp., 1.375%,
01/15/2026 2,598,931
0.0
3,309,000
(2)
AES Corp., 2.450%,
01/15/2031 2,894,517
0.0
2,172,000
(1)(2)
AES Corp., 3.950%,
07/15/2030 2,066,194
0.0
2,487,000
(2)
AES Corp., 5.450%,
06/01/2028 2,542,090
0.0
3,935,000
(2)
AES Corp., 5.800%,
03/15/2032 3,997,284
0.1
2,446,179
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 2,235,196
0.0
1,024,000  Alabama Power Co.,
5.850%,
11/15/2033 1,092,835
0.0
2,014,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 2,025,181
0.0
1,860,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 1,918,609
0.0
3,139,000  Ameren Corp., 5.000%,
01/15/2029 3,197,042
0.1
2,236,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 1,968,808
0.0
2,036,000  Avangrid, Inc., 3.800%,
06/01/2029 1,989,865
0.0
1,790,000  Black Hills Corp.,
3.050%,
10/15/2029 1,679,037
0.0
1,028,000  Black Hills Corp.,
6.000%,
01/15/2035 1,066,959
0.0
1,899,000
(1)(2)
Boston Gas Co.,
5.843%,
01/10/2035 1,975,186
0.0
1,751,000
(2)
CenterPoint Energy,
Inc., 5.400%,
06/01/2029 1,810,756
0.0
2,859,202
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 2,874,213
0.0
1,765,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 1,717,603
0.0
1,274,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 1,146,622
0.0
4,656,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 4,531,639
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,750,000
(1)(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 $ 3,750,000
0.1
5,075,000
(1)(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 5,006,995
0.1
399,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 409,077
0.0
1,228,000  DTE Energy Co.,
4.950%,
07/01/2027 1,242,694
0.0
6,519,000  DTE Energy Co.,
5.100%,
03/01/2029 6,649,805
0.1
3,384,000  DTE Energy Co.,
5.200%,
04/01/2030 3,464,516
0.1
1,036,000
(2)
Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 939,373
0.0
2,801,000
(2)
Duke Energy Florida
LLC, 2.400%,
12/15/2031 2,479,975
0.0
820,000
(2)
Duke Energy Florida
LLC, 5.875%,
11/15/2033 874,505
0.0
1,330,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,198,257
0.0
3,247,000  Duke Energy Progress
LLC, 5.550%,
03/15/2055 3,177,028
0.1
1,316,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,164,666
0.0
1,896,000
(2)
Entergy Corp., 2.400%,
06/15/2031 1,675,950
0.0
1,029,000  Entergy Corp., 2.800%,
06/15/2030 951,061
0.0
1,648,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 1,651,530
0.0
1,771,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 1,751,516
0.0
3,934,000
(2)
Essential Utilities, Inc.,
2.704%,
04/15/2030 3,626,921
0.1
1,048,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 1,062,983
0.0
1,664,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 1,684,424
0.0
734,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 778,653
0.0
1,773,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,601,657
0.0
2,209,000
(2)
Eversource Energy,
2.550%,
03/15/2031 1,965,110
0.0
4,069,000  Eversource Energy,
2.900%,
03/01/2027 3,971,269
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,116,000  Eversource Energy,
5.125%,
05/15/2033 $ 1,117,490
0.0
2,467,000  Eversource Energy,
5.450%,
03/01/2028 2,531,683
0.0
1,302,000  Eversource Energy,
5.500%,
01/01/2034 1,326,644
0.0
2,494,000  Eversource Energy,
5.950%,
02/01/2029 2,605,746
0.0
2,716,000  Eversource Energy Q,
0.800%,
08/15/2025 2,702,038
0.0
2,241,000  Eversource Energy U,
1.400%,
08/15/2026 2,167,865
0.0
3,971,000  Exelon Corp., 5.150%,
03/15/2028 4,060,156
0.1
1,749,000
(2)
Exelon Corp., 5.150%,
03/15/2029 1,795,146
0.0
3,065,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 3,031,604
0.0
1,569,000  Florida Power &
Light Co., 4.625%,
05/15/2030 1,590,448
0.0
1,836,000  Florida Power &
Light Co., 5.300%,
06/15/2034 1,893,330
0.0
1,311,000
(2)
Georgia Power Co.,
4.650%,
05/16/2028 1,329,469
0.0
1,906,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 1,831,090
0.0
570,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 500,113
0.0
2,953,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 2,947,538
0.0
799,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 824,673
0.0
2,250,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 2,315,764
0.0
3,356,000
(1)(2)
Liberty Utilities Co.,
5.869%,
01/31/2034 3,427,243
0.1
2,480,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 2,611,690
0.0
799,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 826,560
0.0
76,000  Mississippi Power Co.,
4.750%,
10/15/2041 65,781
0.0
2,006,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 1,977,258
0.0
1,793,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 1,865,354
0.0
2,387,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,279,152
0.0
2,634,000
(2)
National Grid PLC,
5.418%,
01/11/2034 2,707,706
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,811,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 $ 3,508,197
0.1
1,992,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 1,778,915
0.0
556,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 533,412
0.0
2,846,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 2,865,742
0.0
326,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 346,613
0.0
1,994,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.451%,
(TSFR3M + 3.172%),
04/30/2043 1,989,068
0.0
1,909,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 1,625,111
0.0
3,483,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,360,177
0.1
4,451,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,275,985
0.1
2,747,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 2,831,994
0.0
2,688,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 2,751,587
0.0
2,801,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 2,870,186
0.0
2,000,000
(1)
Niagara Energy SAC,
5.746%,
10/03/2034 1,982,500
0.0
2,980,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 2,632,328
0.0
811,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 780,707
0.0
3,305,000  NiSource, Inc., 5.850%,
04/01/2055 3,273,789
0.1
7,116,000
(1)(2)
NorthWestern Corp.,
5.073%,
03/21/2030 7,231,470
0.1
2,125,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 2,147,506
0.0
1,173,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,015,816
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
836,000
(2)
NSTAR Electric Co.,
5.400%,
06/01/2034 $ 857,056
0.0
1,011,000  OGE Energy Corp.,
5.450%,
05/15/2029 1,047,778
0.0
1,342,000  ONE Gas, Inc., 5.100%,
04/01/2029 1,375,126
0.0
1,171,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 885,029
0.0
696,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 553,615
0.0
2,283,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,288,601
0.0
3,141,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 3,206,611
0.1
3,721,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 3,833,692
0.1
1,318,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 1,352,198
0.0
1,155,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 1,149,312
0.0
1,399,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,208,967
0.0
2,994,000
(2)
Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 2,630,750
0.0
2,440,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 2,482,871
0.0
3,558,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 3,659,226
0.1
1,086,000
(2)
Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 1,099,321
0.0
2,700,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 2,795,454
0.0
3,686,000
(3)
Sempra, 6.400%,
10/01/2054 3,508,433
0.1
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 3,807,598
0.1
3,166,000  Southern Co., 5.113%,
08/01/2027 3,214,646
0.1
4,114,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 4,063,855
0.1
1,071,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,081,598
0.0
4,102,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 4,022,508
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,722,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 $ 8,769,985
0.1
455,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 459,424
0.0
2,883,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 2,896,705
0.0
2,795,000
(1)(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 2,725,959
0.0
3,809,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 3,570,791
0.1
2,240,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,084,109
0.0
856,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 855,963
0.0
1,057,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,077,296
0.0
1,222,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,144,040
0.0
1,354,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 1,387,955
0.0
2,854,000
(2)
Xcel Energy, Inc.,
5.600%,
04/15/2035 2,915,048
0.0
281,560,924
2.9
Total Corporate Bonds/
Notes
(Cost $2,539,212,055)
2,551,255,992
26.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 20.4%
Federal Home Loan Mortgage Corporation : 1.1%
(4)
88,931
2.500
%,
05/01/2030 85,917
0.0
182,586
2.500
%,
05/01/2030 176,241
0.0
295,146
2.500
%,
06/01/2030 284,963
0.0
605,881
3.000
%,
11/01/2042 549,030
0.0
595,112
3.000
%,
02/01/2043 538,785
0.0
639,987
3.000
%,
03/01/2045 571,724
0.0
697,224
3.000
%,
03/01/2045 624,878
0.0
1,931,431
3.000
%,
04/01/2045 1,729,422
0.0
1,991,019
3.000
%,
04/01/2045 1,780,305
0.0
882,674
3.000
%,
10/01/2046 797,353
0.0
7,452,492
3.000
%,
10/01/2046 6,632,947
0.1
2,886,554
3.000
%,
03/01/2048 2,569,240
0.0
3,531,101
3.000
%,
03/01/2048 3,151,650
0.1
9,438,912
3.000
%,
08/01/2048 8,351,442
0.1
2,853,233
3.500
%,
01/01/2045 2,662,282
0.0
1,045,793
3.500
%,
03/01/2045 972,003
0.0
4,552,353
3.500
%,
12/01/2046 4,209,869
0.1
8,191,532
3.500
%,
12/01/2046 7,567,961
0.1
3,620,025
3.500
%,
04/01/2047 3,352,921
0.1
2,408,497
3.500
%,
07/01/2047 2,222,640
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
2,248,574
3.500
%,
10/01/2047 $ 2,071,569
0.0
8,757,374
3.500
%,
01/01/2048 8,048,601
0.1
1,187,809
3.500
%,
03/01/2048 1,093,273
0.0
21,141,053
3.500
%,
03/01/2048 19,518,622
0.2
234,661
4.000
%,
10/01/2041 225,640
0.0
337,372
4.000
%,
12/01/2041 324,492
0.0
1,039,537
4.000
%,
08/01/2044 988,125
0.0
332,739
4.000
%,
07/01/2045 316,319
0.0
507,832
4.000
%,
09/01/2045 477,852
0.0
926,326
4.000
%,
09/01/2045 880,422
0.0
983,037
4.000
%,
09/01/2045 934,118
0.0
7,939,122
4.000
%,
11/01/2045 7,541,580
0.1
809,826
4.000
%,
05/01/2046 768,939
0.0
503,692
4.000
%,
05/01/2047 480,125
0.0
2,856,694
4.000
%,
11/01/2047 2,702,834
0.0
170,605
4.000
%,
03/01/2048 161,903
0.0
3,238,722
4.000
%,
06/01/2048 3,084,311
0.1
135,156
4.500
%,
08/01/2041 133,740
0.0
343,575
4.500
%,
09/01/2041 341,814
0.0
341,300
4.500
%,
10/01/2041 340,708
0.0
965,515
4.500
%,
03/01/2044 949,937
0.0
1,551,558
4.500
%,
02/01/2048 1,511,399
0.0
185,668
4.500
%,
06/01/2048 180,852
0.0
31,642
5.000
%,
01/01/2041 32,092
0.0
183,541
5.000
%,
04/01/2041 183,409
0.0
9,951
5.500
%,
07/01/2037 10,263
0.0
576,872
5.500
%,
11/01/2038 593,355
0.0
6,455
6.000
%,
01/01/2029 6,567
0.0
1,477
6.500
%,
12/01/2031 1,528
0.0
150,772
6.500
%,
09/01/2034 157,173
0.0
2,001
(3)
6.501
%, (RFUCCT1Y +
1.755%),
05/01/2037 2,050
0.0
102,895,185
1.1
Federal National Mortgage Association : 0.3%
(4)
14,462,956
3.000
%,
12/01/2054 12,651,289
0.2
1,933,020
3.500
%,
01/01/2044 1,801,393
0.0
2,382,356
4.000
%,
12/01/2046 2,291,701
0.0
926,353
4.500
%,
09/01/2047 906,550
0.0
6,897,452
5.000
%,
08/01/2056 6,840,518
0.1
49,135
6.000
%,
05/01/2038 50,215
0.0
24,541,666
0.3
Government National Mortgage Association : 5.2%
7,754,230
2.500
%,
03/20/2051 6,598,288
0.1
4,450,577
2.500
%,
04/20/2051 3,763,250
0.0
18,270,627
2.500
%,
04/20/2051 15,545,657
0.2
6,290,322
2.500
%,
05/20/2051 5,353,059
0.1
16,350,147
2.500
%,
08/20/2051 13,908,191
0.1
7,084,707
2.500
%,
09/20/2051 6,026,565
0.1
27,942,939
2.500
%,
10/20/2051 23,769,469
0.3
12,333,111
2.500
%,
11/20/2051 10,491,055
0.1
16,377,889
2.500
%,
12/20/2051 13,931,668
0.1
21,427,436
2.500
%,
04/20/2052 18,226,944
0.2
4,742,939
3.000
%,
10/20/2049 4,270,134
0.1
2,521,883
3.000
%,
11/20/2049 2,270,490
0.0
2,238,392
3.000
%,
10/20/2051 1,983,560
0.0
4,083,127
3.000
%,
10/20/2051 3,535,037
0.0
2,452,496
3.000
%,
11/20/2051 2,123,290
0.0
585,048
3.500
%,
07/20/2046 532,494
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
2,566,483
3.500
%,
07/20/2046 $ 2,316,943
0.0
936,496
3.500
%,
10/20/2046 858,154
0.0
428,050
3.500
%,
02/20/2047 393,823
0.0
219,069
3.500
%,
03/20/2047 201,008
0.0
243,958
3.500
%,
07/20/2047 225,579
0.0
533,514
3.500
%,
08/20/2047 489,535
0.0
576,412
3.500
%,
09/20/2047 528,180
0.0
5,112,686
3.500
%,
12/20/2047 4,699,675
0.1
3,071,662
3.500
%,
01/20/2048 2,829,918
0.0
2,650,683
3.500
%,
02/20/2048 2,427,260
0.0
4,619,263
3.500
%,
02/20/2048 4,268,583
0.1
348,905
3.500
%,
03/20/2048 320,357
0.0
12,127,631
3.500
%,
03/20/2048 11,174,387
0.1
91,433
4.000
%,
11/20/2040 87,483
0.0
504,596
4.000
%,
03/20/2046 471,888
0.0
6,729,741
4.000
%,
09/20/2047 6,347,326
0.1
3,153,035
4.000
%,
02/20/2050 2,966,806
0.0
5,412,951
4.000
%,
05/20/2053 5,058,129
0.1
124,906
4.500
%,
10/15/2039 125,096
0.0
88,696
4.500
%,
11/15/2039 87,239
0.0
94,143
4.500
%,
11/15/2039 92,364
0.0
29,574
4.500
%,
12/15/2039 29,061
0.0
5,494,694
4.500
%,
08/20/2040 5,455,054
0.1
6,415,545
4.500
%,
09/20/2040 6,365,339
0.1
4,238,495
4.500
%,
06/20/2041 4,184,508
0.0
27,158
4.500
%,
08/20/2041 26,962
0.0
518,068
4.500
%,
09/15/2047 502,672
0.0
87,384,067
4.500
%,
07/20/2053 84,052,993
0.9
43,882,828
4.500
%,
10/20/2054 42,036,819
0.4
3,698,506
5.000
%,
11/20/2052 3,653,648
0.0
1,038,636
5.000
%,
01/20/2053 1,025,663
0.0
27,053,913
5.000
%,
04/20/2053 26,743,621
0.3
1,828,579
5.000
%,
06/20/2053 1,805,821
0.0
30,156,000
(5)
5.000
%,
07/20/2055 29,627,055
0.3
80,000,000
(5)
5.500
%,
08/20/2055 80,000,000
0.8
41,563,000
(5)
6.000
%,
08/15/2054 42,129,533
0.4
505,937,633
5.2
Uniform Mortgage-Backed Securities : 13.8%
16,828,393
2.000
%,
12/01/2050 13,434,045
0.1
10,497,535
2.000
%,
05/01/2051 8,459,908
0.1
22,620,129
2.000
%,
05/01/2051 17,979,716
0.2
29,891,846
2.000
%,
05/01/2051 23,806,060
0.3
867,267
2.000
%,
07/01/2051 690,478
0.0
4,460,746
2.000
%,
08/01/2051 3,567,502
0.0
9,368,070
2.000
%,
08/01/2051 7,457,408
0.1
18,198,107
2.000
%,
09/01/2051 14,472,905
0.2
8,590,056
2.000
%,
10/01/2051 6,814,113
0.1
833,962
2.000
%,
11/01/2051 669,138
0.0
1,879,008
2.000
%,
11/01/2051 1,507,648
0.0
14,758,153
2.000
%,
11/01/2051 11,907,534
0.1
7,451,315
2.000
%,
12/01/2051 5,981,710
0.1
25,925,246
2.000
%,
12/01/2051 20,602,488
0.2
4,337,360
2.000
%,
01/01/2052 3,493,118
0.0
3,614,435
2.000
%,
02/01/2052 2,905,754
0.0
4,372,002
2.000
%,
02/01/2052 3,517,617
0.0
7,151,174
2.000
%,
02/01/2052 5,748,794
0.1
7,405,102
2.000
%,
02/01/2052 5,944,179
0.1
10,511,515
2.000
%,
02/01/2052 8,465,410
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
10,943,898
2.000
%,
02/01/2052 $ 8,829,703
0.1
12,360,956
2.000
%,
02/01/2052 9,973,201
0.1
22,147,444
2.000
%,
02/01/2052 17,583,252
0.2
24,070,419
2.000
%,
02/01/2052 19,366,628
0.2
4,454,295
2.000
%,
03/01/2052 3,583,874
0.0
4,638,884
2.000
%,
03/01/2052 3,737,176
0.0
5,481,881
2.000
%,
03/01/2052 4,384,075
0.1
25,185,504
2.000
%,
03/01/2052 19,984,252
0.2
5,843,437
2.000
%,
04/01/2052 4,714,614
0.1
389,492
2.500
%,
05/01/2030 377,443
0.0
576,977
2.500
%,
06/01/2030 558,637
0.0
780,243
2.500
%,
06/01/2030 755,088
0.0
321,600
2.500
%,
07/01/2030 311,085
0.0
12,695
2.500
%,
02/01/2050 10,674
0.0
20,250
2.500
%,
04/01/2050 16,995
0.0
16,177
2.500
%,
05/01/2050 13,606
0.0
30,791
2.500
%,
05/01/2050 25,894
0.0
31,049
2.500
%,
05/01/2050 26,093
0.0
58,289
2.500
%,
05/01/2050 49,005
0.0
156,994
2.500
%,
05/01/2050 132,043
0.0
14,730
2.500
%,
06/01/2050 12,373
0.0
1,474,911
2.500
%,
06/01/2050 1,246,333
0.0
17,653,126
2.500
%,
06/01/2050 14,896,365
0.2
198,764
2.500
%,
07/01/2050 167,028
0.0
2,998,287
2.500
%,
07/01/2050 2,519,625
0.0
23,577,467
2.500
%,
07/01/2050 19,785,422
0.2
92,246
2.500
%,
08/01/2050 77,537
0.0
646,578
2.500
%,
08/01/2050 543,630
0.0
1,698,171
2.500
%,
08/01/2050 1,426,451
0.0
1,905,187
2.500
%,
08/01/2050 1,598,268
0.0
19,975,027
2.500
%,
08/01/2050 16,859,273
0.2
23,720
2.500
%,
09/01/2050 19,937
0.0
73,787
2.500
%,
09/01/2050 61,901
0.0
180,065
2.500
%,
09/01/2050 150,993
0.0
739,572
2.500
%,
09/01/2050 619,966
0.0
854,590
2.500
%,
09/01/2050 716,665
0.0
3,650,696
2.500
%,
10/01/2050 3,063,188
0.0
3,895,062
2.500
%,
10/01/2050 3,249,725
0.0
3,132,930
2.500
%,
11/01/2050 2,647,233
0.0
75,124
2.500
%,
01/01/2051 62,947
0.0
9,163,824
2.500
%,
02/01/2051 7,674,941
0.1
20,678,292
2.500
%,
04/01/2051 17,278,295
0.2
3,053,350
2.500
%,
05/01/2051 2,566,405
0.0
34,296,050
2.500
%,
06/01/2051 28,645,370
0.3
3,693,313
2.500
%,
09/01/2051 3,108,688
0.0
16,992,691
2.500
%,
11/01/2051 14,191,280
0.2
2,319,508
2.500
%,
12/01/2051 1,953,127
0.0
14,719,992
2.500
%,
12/01/2051 12,406,105
0.1
14,118,227
2.500
%,
01/01/2052 11,890,939
0.1
23,200,476
2.500
%,
01/01/2052 19,445,449
0.2
3,301,357
2.500
%,
02/01/2052 2,787,122
0.0
3,384,561
2.500
%,
02/01/2052 2,843,056
0.0
5,732,703
2.500
%,
02/01/2052 4,811,406
0.1
6,613,572
2.500
%,
02/01/2052 5,552,076
0.1
10,476,267
2.500
%,
02/01/2052 8,732,546
0.1
101,526,326
2.500
%,
02/01/2052 85,302,454
0.9
5,508,872
2.500
%,
03/01/2052 4,623,973
0.1
8,168,239
2.500
%,
03/01/2052 6,845,056
0.1
26,534,451
2.500
%,
03/01/2052 22,295,180
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
16,400,030
2.500
%,
04/01/2052 $ 13,716,065
0.2
539,555
3.000
%,
08/01/2030 528,479
0.0
274,189
3.000
%,
09/01/2030 268,072
0.0
629,236
3.000
%,
08/01/2035 607,345
0.0
1,340,789
3.000
%,
04/01/2043 1,212,921
0.0
1,258,737
3.000
%,
07/01/2043 1,137,122
0.0
409,837
3.000
%,
08/01/2043 370,849
0.0
265,648
3.000
%,
09/01/2043 240,153
0.0
4,322,668
3.000
%,
04/01/2045 3,867,492
0.0
834,058
3.000
%,
08/01/2046 746,047
0.0
1,859,800
3.000
%,
08/01/2046 1,658,370
0.0
602,215
3.000
%,
11/01/2046 540,899
0.0
1,359,870
3.000
%,
12/01/2046 1,207,107
0.0
5,244,322
3.000
%,
12/01/2046 4,676,258
0.1
10,190,708
3.000
%,
01/01/2047 9,041,692
0.1
2,492,270
3.000
%,
02/01/2047 2,210,214
0.0
3,141,993
3.000
%,
03/01/2047 2,787,712
0.0
2,405,834
3.000
%,
07/01/2047 2,137,661
0.0
19,355,376
3.000
%,
10/01/2050 16,932,750
0.2
1,795,954
3.000
%,
03/01/2051 1,564,778
0.0
4,163,373
3.000
%,
01/01/2052 3,637,073
0.0
36,929,463
3.000
%,
01/01/2052 32,350,501
0.3
3,191,156
3.000
%,
02/01/2052 2,804,056
0.0
3,540,479
3.000
%,
02/01/2052 3,109,715
0.0
4,363,735
3.000
%,
02/01/2052 3,825,988
0.0
4,632,218
3.000
%,
02/01/2052 4,071,861
0.1
4,907,464
3.000
%,
02/01/2052 4,309,724
0.1
9,853,712
3.000
%,
02/01/2052 8,642,810
0.1
8,661,488
3.000
%,
03/01/2052 7,606,512
0.1
13,589,354
3.000
%,
03/01/2052 11,881,050
0.1
17,954,551
3.000
%,
05/01/2052 15,728,177
0.2
40,993,656
3.000
%,
05/01/2052 35,832,107
0.4
27,979,005
3.000
%,
06/01/2052 24,250,408
0.3
9,713,048
3.500
%,
06/01/2034 9,444,826
0.1
1,616,401
3.500
%,
10/01/2042 1,516,884
0.0
699,387
3.500
%,
04/01/2043 656,039
0.0
2,056,756
3.500
%,
08/01/2043 1,929,492
0.0
1,234,244
3.500
%,
03/01/2044 1,154,091
0.0
148,439
3.500
%,
01/01/2046 137,794
0.0
111,809
3.500
%,
02/01/2046 103,698
0.0
229,681
3.500
%,
02/01/2046 213,305
0.0
652,205
3.500
%,
08/01/2047 600,844
0.0
866,363
3.500
%,
09/01/2047 795,226
0.0
11,199,067
3.500
%,
11/01/2047 10,350,337
0.1
328,407
3.500
%,
12/01/2047 301,663
0.0
752,703
3.500
%,
02/01/2048 686,976
0.0
689,940
3.500
%,
05/01/2048 631,441
0.0
6,365,880
3.500
%,
07/01/2048 5,869,895
0.1
1,573,889
3.500
%,
10/01/2049 1,452,340
0.0
1,943,024
3.500
%,
02/01/2052 1,761,564
0.0
7,725,649
3.500
%,
07/01/2052 6,972,768
0.1
82,414
4.000
%,
03/01/2042 79,601
0.0
77,025
4.000
%,
07/01/2042 74,363
0.0
285,243
4.000
%,
07/01/2042 272,897
0.0
638,389
4.000
%,
07/01/2042 615,998
0.0
369,939
4.000
%,
09/01/2043 356,505
0.0
1,002,346
4.000
%,
01/01/2045 951,068
0.0
6,796,789
4.000
%,
01/01/2045 6,516,091
0.1
730,730
4.000
%,
03/01/2045 688,838
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,528,547
4.000
%,
05/01/2045 $ 2,401,018
0.0
756,781
4.000
%,
06/01/2045 718,221
0.0
710,998
4.000
%,
11/01/2045 676,092
0.0
2,190,621
4.000
%,
02/01/2046 2,078,551
0.0
3,799,782
4.000
%,
07/01/2047 3,601,027
0.0
343,655
4.000
%,
08/01/2047 325,643
0.0
967,924
4.000
%,
08/01/2047 917,189
0.0
66,772
4.000
%,
03/01/2048 63,189
0.0
343,865
4.000
%,
03/01/2048 325,755
0.0
2,391,386
4.000
%,
09/01/2048 2,258,227
0.0
7,008,378
4.000
%,
04/01/2049 6,620,974
0.1
8,005,116
4.000
%,
05/01/2052 7,495,525
0.1
4,953,942
4.000
%,
06/01/2052 4,648,598
0.1
2,882,796
4.000
%,
11/01/2052 2,726,173
0.0
4,744,358
4.000
%,
11/01/2052 4,422,498
0.1
22,253,121
4.000
%,
11/01/2054 20,706,880
0.2
8,975,648
4.000
%,
12/01/2054 8,351,971
0.1
807,700
4.250
%,
11/01/2043 785,516
0.0
64,168
4.500
%,
11/01/2040 63,879
0.0
188,082
4.500
%,
11/01/2040 187,622
0.0
1,087,354
4.500
%,
11/01/2040 1,083,465
0.0
1,906
4.500
%,
12/01/2040 1,896
0.0
3,171
4.500
%,
12/01/2040 3,162
0.0
2,065
4.500
%,
01/01/2041 2,041
0.0
3,640
4.500
%,
01/01/2041 3,616
0.0
133,619
4.500
%,
10/01/2041 131,863
0.0
238,461
4.500
%,
10/01/2044 231,442
0.0
361,104
4.500
%,
12/01/2045 352,902
0.0
254,076
4.500
%,
04/01/2047 248,301
0.0
736,936
4.500
%,
04/01/2047 718,667
0.0
1,428,275
4.500
%,
04/01/2047 1,392,886
0.0
1,940,826
4.500
%,
04/01/2047 1,893,938
0.0
543,022
4.500
%,
05/01/2047 525,889
0.0
685,763
4.500
%,
05/01/2047 668,912
0.0
736,426
4.500
%,
05/01/2047 718,018
0.0
763,893
4.500
%,
05/01/2047 746,543
0.0
778,172
4.500
%,
05/01/2047 759,051
0.0
286,016
4.500
%,
06/01/2047 278,644
0.0
413,682
4.500
%,
06/01/2047 403,149
0.0
522,077
4.500
%,
06/01/2047 508,926
0.0
1,324,382
4.500
%,
07/01/2047 1,289,432
0.0
98,444
4.500
%,
08/01/2047 95,795
0.0
6,389,891
4.500
%,
08/01/2052 6,154,725
0.1
20,794,965
4.500
%,
10/01/2052 19,940,770
0.2
7,014,832
4.500
%,
12/01/2054 6,715,935
0.1
1,032,121
5.000
%,
05/01/2042 1,049,129
0.0
12,328,603
5.000
%,
10/01/2052 12,148,714
0.1
37,760,184
5.000
%,
11/01/2053 37,107,921
0.4
36,943,585
5.000
%,
08/01/2054 36,239,626
0.4
49,051
5.500
%,
03/01/2037 50,276
0.0
59,184
5.500
%,
06/01/2039 61,043
0.0
510,976
5.500
%,
10/01/2039 523,907
0.0
46,563,174
5.500
%,
06/01/2053 46,657,344
0.5
36,029,970
5.500
%,
08/01/2053 36,097,359
0.4
2,770,017
5.500
%,
04/01/2054 2,778,904
0.0
22,836,357
5.500
%,
10/01/2054 22,853,136
0.2
2,713,896
5.500
%,
02/01/2055 2,715,254
0.0
46,500,000
(5)
5.500
%,
08/15/2055 46,458,483
0.5
33,223
6.000
%,
09/01/2036 34,191
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
541,255
6.000
%,
10/01/2053 $ 551,155
0.0
4,142,147
6.000
%,
12/01/2053 4,216,961
0.1
2,510,369
6.000
%,
05/01/2054 2,553,816
0.0
34,534,235
6.000
%,
07/01/2054 35,128,526
0.4
26,444,614
6.000
%,
09/01/2054 26,894,306
0.3
39,186,000
(5)
6.000
%,
08/01/2055 39,785,645
0.4
94
6.500
%,
09/01/2031 98
0.0
342
6.500
%,
09/01/2031 353
0.0
8,463
6.500
%,
11/01/2031 8,746
0.0
3,856
6.500
%,
04/01/2032 3,985
0.0
875
6.500
%,
08/01/2032 905
0.0
2,827
6.500
%,
08/01/2032 2,920
0.0
2,079
7.000
%,
12/01/2027 2,192
0.0
584
7.000
%,
10/01/2031 616
0.0
295
7.000
%,
03/01/2032 312
0.0
362
7.500
%,
09/01/2030 374
0.0
976
7.500
%,
09/01/2031 1,008
0.0
8,294
7.500
%,
02/01/2032 8,482
0.0
1,340,353,906
13.8
Total U.S. Government
Agency Obligations
(Cost $2,089,077,435)
1,973,728,390
20.4
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.7%
917,376
(3)
Alternative Loan Trust
2004-J7 M1, 5.042%,
(TSFR1M + 1.134%),
10/25/2034 912,964
0.0
335,582
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.934%, (TSFR1M +
0.614%),
11/25/2035 171,671
0.0
361,844  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 248,739
0.0
830,539
(3)
Alternative Loan Trust
2005-J2 1A12, 4.834%,
(TSFR1M + 0.514%),
04/25/2035 639,134
0.0
574,089  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 258,725
0.0
110,340
(3)
Alternative Loan Trust
2006-18CB A10,
4.834%, (TSFR1M +
0.514%),
07/25/2036 42,697
0.0
654,725
(3)
Alternative Loan Trust
2006-19CB A28,
5.034%, (TSFR1M +
0.714%),
08/25/2036 294,633
0.0
807,169
(3)
Alternative Loan
Trust 2007-23CB A3,
4.934%, (TSFR1M +
0.614%),
09/25/2037 289,006
0.0
1,783,774
(3)
Alternative Loan
Trust 2007-2CB 2A1,
5.034%, (TSFR1M +
0.714%),
03/25/2037 715,326
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
816,285  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 $ 361,557
0.0
690,375
(3)
Alternative Loan Trust
2007-8CB A3, 4.934%,
(TSFR1M + 0.614%),
05/25/2037 294,956
0.0
965,890
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 5.014%,
(TSFR1M + 0.694%),
08/25/2037 870,268
0.0
455,502
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 435,337
0.0
445,722
(3)
Banc of America
Funding Trust 2007-
2 1A16, 5.034%,
(TSFR1M + 0.714%),
03/25/2037 335,973
0.0
562,103
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 55,823
0.0
2,355,258
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 2,186,122
0.0
424,374
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.467%,
05/25/2035 405,431
0.0
719,241
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.964%,
09/25/2035 568,413
0.0
1,000,000
(1)(3)
Bellemeade Re Ltd.
2022-1 M1C, 8.005%,
(SOFR30A + 3.700%),
01/26/2032 1,029,938
0.0
12,405,698
(1)(3)
Bellemeade RE Ltd.
2021-3A M1C, 5.855%,
(SOFR30A + 1.550%),
09/25/2031 12,469,893
0.1
1,668,282
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.885%,
03/25/2050 1,498,497
0.0
1,950,020
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.885%,
03/25/2050 1,733,269
0.0
2,329,536
(1)(3)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.105%,
08/25/2055 2,423,304
0.0
429,365  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 197,471
0.0
571,179
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 542,404
0.0
59,675
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 57,200
0.0
198,177
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 180,364
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,570,161
(1)(3)
CIM Trust 2019-J2 B2,
3.761%,
10/25/2049 $ 2,332,989
0.0
857,516
(1)(3)
CIM Trust 2019-J2 B3,
3.761%,
10/25/2049 778,511
0.0
2,600,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,406,438
0.0
2,905,870
(1)(3)
CIM Trust 2020-J1 B3,
3.440%,
10/25/2049 2,523,634
0.0
625,999  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 575,462
0.0
466,279
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 6.105%,
11/25/2036 418,331
0.0
226,367
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.783%,
09/25/2037 208,910
0.0
420,411
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 411,929
0.0
1,241,687
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.770%,
07/25/2051 1,048,775
0.0
1,395,571
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.770%,
07/25/2051 1,167,814
0.0
609,346
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.520%,
(SOFR30A + 4.214%),
07/25/2039 625,181
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.070%,
(SOFR30A + 3.764%),
02/25/2040 831,785
0.0
13,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.455%,
(SOFR30A + 3.150%),
12/25/2041 13,971,122
0.2
565,888
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 489,766
0.0
542,922
(1)(3)
CSMC Trust 2015-2
B3, 3.870%,
02/25/2045 522,831
0.0
44,362,210
(3)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.743%,
04/25/2037 1,825,767
0.0
70,794
(3)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
11.370%, (SOFR30A +
7.064%),
08/25/2028 72,858
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,578,457
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.420%, (SOFR30A +
3.114%),
01/25/2040 $ 4,687,807
0.1
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.070%, (SOFR30A +
3.764%),
02/25/2040 519,697
0.0
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.605%, (SOFR30A +
3.300%),
11/25/2041 2,567,516
0.0
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.305%, (SOFR30A +
7.000%),
04/25/2042 1,083,056
0.0
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
11.056%, (SOFR30A +
6.750%),
09/25/2042 1,108,244
0.0
4,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.656%, (SOFR30A +
5.350%),
05/25/2043 4,378,872
0.1
7,418,600
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.056%, (SOFR30A +
4.750%),
06/25/2043 8,011,009
0.1
9,300,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.556%, (SOFR30A +
3.250%),
09/25/2043 9,692,757
0.1
3,200,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.106%, (SOFR30A +
2.800%),
03/25/2044 3,292,831
0.1
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
6.256%, (SOFR30A +
1.950%),
03/25/2044 1,514,537
0.0
8,400,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.505%, (SOFR30A +
2.200%),
05/25/2044 8,519,915
0.1
2,825,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.955%, (SOFR30A +
1.650%),
05/25/2044 2,843,607
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,950,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.256%, (SOFR30A +
1.950%),
02/25/2045 $ 10,962,411
0.1
1,874
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 1,873
0.0
105,944
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 14,183
0.0
158,628
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 4,143
0.0
87,008,478
(6)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 4,649,498
0.1
119,532,157
(6)
Fannie Mae Interest
Strip 440 C50,
4.500%,
10/25/2053 27,196,124
0.3
25,285  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 25,679
0.0
105,119
(3)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 2,142
0.0
2,717
(3)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 4.334%,
(-1.000*SOFR30A +
8.636%),
03/18/2031 52
0.0
2,494,124  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,519,474
0.0
382,624  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 396,047
0.0
169,071
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
5.927%, (SOFR30A +
1.614%),
06/25/2033 172,147
0.0
402,403
(3)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 2.580%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 33,303
0.0
542,262
(3)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 3.230%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 57,037
0.0
100,407
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 15,268
0.0
232,106  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 236,455
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,594  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 $ 468,600
0.0
1,791,658
(3)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 2.630%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 133,104
0.0
22,425
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
4.870%, (SOFR30A +
0.564%),
10/25/2033 22,382
0.0
169,220  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 174,769
0.0
376,678  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 377,880
0.0
1,125,798  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,147,641
0.0
3,974,187
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 1.630%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 290,966
0.0
259,682
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 2.330%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 11,523
0.0
52,276
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 11.352%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 69,454
0.0
632,007
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.330%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 40,942
0.0
317,216
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.320%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 30,295
0.0
909,524
(3)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 2.330%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 64,849
0.0
9,731
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.280%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 108
0.0
16,804  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 17,475
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,642
(3)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 1.980%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 $ 27,025
0.0
734,789
(3)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 2.030%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 73,019
0.0
485,374
(3)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 2.040%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 45,090
0.0
1,240,503
(3)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 1.980%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 115,964
0.0
1,453,802
(3)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 1.930%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 108,358
0.0
183,288  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 183,404
0.0
673,980  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 675,628
0.0
3,763,250
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.539%,
02/25/2049 3,829,289
0.1
3,147,951
(3)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 1.680%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 198,131
0.0
765,580
(3)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 1.730%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 66,106
0.0
2,222,059
(3)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 1.830%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 205,513
0.0
6,318,616
(3)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 2.170%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 657,208
0.0
1,701,678
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.650%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 123,558
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,434,038
(3)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 2.060%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 $ 338,580
0.0
762,849
(3)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 2.030%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 83,208
0.0
3,801,519
(3)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 1.980%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 283,715
0.0
601,542
(3)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 2.030%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 49,927
0.0
1,571,756  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,555,931
0.0
3,582,772  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,689,166
0.1
683,378  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 689,876
0.0
3,706,543  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 3,608,809
0.1
446,381
(3)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 2.180%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 52,772
0.0
2,275,446  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,164,116
0.0
48,376  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 45,834
0.0
5,697,099  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 5,495,509
0.1
1,736,596  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,714,726
0.0
4,023,042
(3)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 1.510%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 266,309
0.0
1,866,094  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,807,399
0.0
6,884,881  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 7,020,896
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,530,310  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 $ 6,428,404
0.1
1,138,316
(3)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 2.130%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 116,946
0.0
5,844,758  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 5,815,765
0.1
314,093  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 289,059
0.0
1,314,822
(3)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 1.680%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 116,747
0.0
2,455,251  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 2,309,377
0.0
934,262
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 21,078
0.0
2,432,434
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 1.730%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 282,932
0.0
848,372
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 37,197
0.0
2,931,729
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 1.780%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 311,903
0.0
10,184,883
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.730%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 1,168,422
0.0
378,875
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 29,803
0.0
10,346,880  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 10,000,407
0.1
1,369,476  Fannie Mae REMIC
Trust 2012-153 B,
7.000%,
07/25/2042 1,498,143
0.0
3,202,914  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,115,251
0.0
2,687,191  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 2,633,101
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
215,815
(3)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.130%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 $ 3,302
0.0
620,937  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 604,920
0.0
1,023,313  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 987,469
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,297
0.0
1,410,282  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 1,335,708
0.0
6,592,799  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 6,548,567
0.1
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,612,364
0.1
342,544
(3)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 2.280%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 37,382
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 435,539
0.0
11,002,050  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 10,397,408
0.1
1,689,583  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 1,619,591
0.0
1,060,960  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,021,198
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,343,651
0.0
977,951  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 958,728
0.0
594,462
(3)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 1.780%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 24,518
0.0
2,906,184
(3)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 1.730%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 327,017
0.0
11,052,061
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 859,365
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,821,080
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 1.780%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 $ 199,742
0.0
3,303,971
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 256,669
0.0
4,260,807  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,845,774
0.1
634,779
(3)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 1.730%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 41,206
0.0
2,598,372
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 1.830%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 155,173
0.0
4,334,184
(3)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 2.230%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 543,252
0.0
368,179
(3)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 1.780%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 7,558
0.0
628,486
(3)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 1.780%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 36,179
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 848,785
0.0
4,312,152
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 663,391
0.0
19,279,932
(3)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 1.730%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 2,242,844
0.0
17,614,672  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 16,527,552
0.2
2,949,123
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 462,543
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,890,013
0.0
1,056,999  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 1,045,042
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,196,234
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 $ 173,908
0.0
20,111,322
(3)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 1.830%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 1,905,294
0.0
10,011,966
(3)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 1.280%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 615,999
0.0
18,136,644
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 3,993,916
0.1
7,855,269
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,469,679
0.0
3,662,880
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 577,753
0.0
2,212,127
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 372,273
0.0
3,897,858
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 569,495
0.0
11,709,227
(3)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 1,000,197
0.0
13,820,422
(3)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 1.680%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 936,099
0.0
9,964,040
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 1.630%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 806,949
0.0
288,055  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 265,126
0.0
13,254,629
(3)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 1.680%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 1,109,198
0.0
5,293,944  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 4,273,694
0.1
3,729,155  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 3,337,313
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,480,295
(3)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 1.880%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 $ 1,891,578
0.0
2,834,899  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 2,582,690
0.0
909,742  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 819,305
0.0
8,780,502  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 8,019,503
0.1
913,946  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 864,967
0.0
23,496,251
(3)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 1.780%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 2,139,625
0.0
5,108,891
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 1.780%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 372,432
0.0
23,730,308
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 1.780%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 2,027,380
0.0
24,583,698
(3)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 3,303,277
0.1
8,439,627
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,538,114
0.0
7,021,859
(3)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 754,997
0.0
11,037,425
(3)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 1.630%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,306,289
0.0
5,446,445
(3)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 1.680%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 537,080
0.0
38,694,818
(3)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 1.580%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 4,273,727
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,991,435
(3)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 $ 374,029
0.0
11,056,898
(3)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 1.580%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 1,227,254
0.0
5,854,527
(3)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 1.580%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 649,820
0.0
41,755,561
(6)
Fannie Mae REMIC
Trust 2020-34 IO,
4.500%,
06/25/2050 9,665,314
0.1
15,066,846
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 2,111,874
0.0
19,116,701
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,410,215
0.0
8,428,681
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,361,427
0.0
7,138,702
(6)
Fannie Mae REMIC
Trust 2020-50 IO,
4.500%,
03/25/2050 1,936,337
0.0
7,776,442
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,855,293
0.0
20,614,688
(6)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 3,925,605
0.1
52,723,889
(6)
Fannie Mae REMIC
Trust 2020-87 AI,
2.000%,
12/25/2050 7,204,419
0.1
27,465,606
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 5,267,241
0.1
41,716,282
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 7,025,218
0.1
123,846,816
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 12,946,327
0.2
23,421,356
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 4,948,007
0.1
29,434,668
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 5,271,446
0.1
32,366,427
(3)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 659,010
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
70,697,009
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 $ 14,710,718
0.2
108,791,291
(6)
Fannie Mae REMIC
Trust 2021-78 AI,
3.000%,
11/25/2051 18,767,814
0.2
22,078,198
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 4,721,456
0.1
15,583,996
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,241,262
0.0
55,152,911
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 9,255,298
0.1
3,265,085  Fannie Mae REMIC
Trust 2022-55 PA,
4.000%,
10/25/2051 3,224,560
0.0
5,713,692
(6)
Fannie Mae REMIC
Trust 2023-11 GI,
6.500%,
04/25/2053 1,259,595
0.0
25,015,049
(6)
Fannie Mae REMIC
Trust 2023-2 HI,
6.500%,
02/25/2053 5,598,020
0.1
30,193,401
(6)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 6,394,431
0.1
15,364,143
(3)(6)
Fannie Mae REMIC
Trust 2024-
32 SG, 1.614%,
(-1.000*SOFR30A +
5.936%),
04/25/2042 1,231,943
0.0
73,391,957
(6)
Fannie Mae REMIC
Trust 2024-7 IO,
3.000%,
07/25/2038 6,760,001
0.1
504,613  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 184,431
0.0
1,072,797
(1)(3)
First Republic Mortgage
Trust 2020-1 B2,
2.876%,
04/25/2050 955,888
0.0
1,523,744
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.932%,
03/25/2048 1,415,821
0.0
1,986,962
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.932%,
03/25/2048 1,834,724
0.0
1,069,154
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.002%,
04/25/2048 986,096
0.0
584,598
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 546,632
0.0
821,981
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.134%,
07/25/2048 753,976
0.0
2,543,437
(1)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.905%,
10/25/2048 2,485,158
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,286,816
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 $ 1,178,038
0.0
1,823,477
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.188%,
03/25/2050 1,696,689
0.0
2,207,180
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.188%,
03/25/2050 2,053,365
0.0
1,379,562
(1)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.480%,
08/25/2051 1,188,951
0.0
1,728,978  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,808,378
0.0
125,744  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 133,302
0.0
19,744  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 19,862
0.0
18,559  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 18,800
0.0
152,844  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 156,269
0.0
93,482  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 96,240
0.0
28,811
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 4,210
0.0
227,076  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 231,811
0.0
43,365  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 44,408
0.0
80,301  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 82,133
0.0
462,540  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 474,195
0.0
412,567
(3)(6)
Freddie Mac REMIC
Trust 3006 SI, 2.322%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 36,844
0.0
357,683
(3)(6)
Freddie Mac REMIC
Trust 3006 YI, 2.322%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 31,421
0.0
2,288,464
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.312%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 184,725
0.0
436,867  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 451,258
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
307,450
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 2.067%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 $ 22,153
0.0
2,634,851
(3)(6)
Freddie Mac REMIC
Trust 3199 S, 2.032%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 239,444
0.0
2,282,664
(3)(6)
Freddie Mac
REMIC Trust
3213 JS, 2.782%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 256,270
0.0
7,657,655
(3)(6)
Freddie Mac
REMIC Trust
3346 SC, 2.132%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 592,889
0.0
219,955  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 226,571
0.0
608,871
(3)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 11,738
0.0
28,053  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 29,230
0.0
3,807,561
(3)(6)
Freddie Mac
REMIC Trust
3510 AS, 1.992%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 354,323
0.0
89,134
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.319%,
03/15/2033 90,095
0.0
5,545
(3)
Freddie Mac REMIC
Trust 3556 NT,
7.518%, (SOFR30A +
3.214%),
03/15/2038 5,761
0.0
3,940,198
(3)(6)
Freddie Mac
REMIC Trust
3629 CS, 1.932%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 392,361
0.0
2,351,001  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 2,453,960
0.0
437,009  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 453,442
0.0
163,224  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 171,158
0.0
1,625,131  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,589,209
0.0
1,222,068  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,177,350
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,448,297  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 $ 14,394,993
0.2
3,932,950  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,909,899
0.1
1,756,497  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,749,509
0.0
925,391  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 932,400
0.0
303,878  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 312,933
0.0
465,307
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 2.132%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 49,517
0.0
1,431,964  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,401,995
0.0
2,952,510  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 2,880,308
0.0
5,961,201  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 5,801,583
0.1
2,365,790  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,315,333
0.0
107,961
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.632%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 2,186
0.0
471,015
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 1.632%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 7,552
0.0
1,144,827  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,110,322
0.0
463,455  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 476,279
0.0
3,888,811  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 3,752,603
0.1
598,591  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 583,273
0.0
95,387  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 95,350
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,872,312
(3)(6)
Freddie Mac
REMIC Trust
4057 SN, 2.232%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 $ 149,867
0.0
2,037,406  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 1,934,021
0.0
9,279,804  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 9,057,779
0.1
573,355
(3)(6)
Freddie Mac
REMIC Trust
4088 CS, 1.582%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 60,236
0.0
953,740
(3)(6)
Freddie Mac
REMIC Trust
4090 SN, 2.282%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 68,425
0.0
417,349  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 403,977
0.0
2,673,970
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 193,904
0.0
2,864,704
(3)(6)
Freddie Mac
REMIC Trust
4191 SA, 1.782%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 245,194
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,972,602
0.0
1,537,974
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 239,702
0.0
2,123,592  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 2,055,907
0.0
1,797,536  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,730,659
0.0
768,731  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 765,240
0.0
599,395
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 67,965
0.0
15,727,279
(3)(6)
Freddie Mac
REMIC Trust
4301 SD, 1.682%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 1,162,252
0.0
6,305,094  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 6,095,923
0.1
3,946,342  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 3,914,989
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,962,605  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 $ 3,863,493
0.1
9,238,962  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 9,118,514
0.1
2,099,215
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 1.682%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 217,307
0.0
2,126,687  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 2,075,972
0.0
6,721,358
(3)(6)
Freddie Mac
REMIC Trust
4407 CS, 1.782%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 558,592
0.0
9,405,428
(3)(6)
Freddie Mac
REMIC Trust
4407 PS, 1.182%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 586,364
0.0
6,814,489  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 6,080,419
0.1
9,414,800
(3)(6)
Freddie Mac
REMIC Trust
4461 AS, 1.182%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 644,293
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 3,016,361
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,623,430
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 7,213,027
0.1
9,711,063
(3)(6)
Freddie Mac
REMIC Trust
4574 ST, 1.582%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 1,123,283
0.0
45,851,941
(3)(6)
Freddie Mac
REMIC Trust
4585 AS, 1.682%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 4,073,120
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,157,671
0.0
13,125,184
(3)(6)
Freddie Mac
REMIC Trust
4611 BS, 1.682%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 1,164,330
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,943,090  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 $ 8,280,267
0.1
6,187,145  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 5,611,676
0.1
5,062,208  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 4,684,938
0.1
2,318,497  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,109,317
0.0
4,370,971  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,475,377
0.1
3,578,825  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 3,151,970
0.0
38,763,941  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 35,464,502
0.4
12,521,994  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 11,930,828
0.1
338,369  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 320,547
0.0
6,394,874  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 6,282,533
0.1
1,698,563  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,572,961
0.0
22,071,898
(3)(6)
Freddie Mac
REMIC Trust
4879 DS, 1.682%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 1,403,073
0.0
22,374,059
(3)(6)
Freddie Mac
REMIC Trust
4892 SA, 1.632%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 2,585,365
0.0
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 1,204,621
0.0
6,071,966
(3)(6)
Freddie Mac
REMIC Trust
4906 SQ, 1.630%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 706,171
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 412,789
0.0
2,268,176  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 2,013,346
0.0
49,962,442
(6)
Freddie Mac REMIC
Trust 4941 IO,
4.000%,
12/15/2047 10,336,974
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,476,070  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 $ 2,179,941
0.0
4,034,170  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 3,522,352
0.1
47,873,752
(6)
Freddie Mac REMIC
Trust 4980 KI, 4.500%,
06/25/2050 10,888,535
0.1
48,497,898
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 10,636,928
0.1
41,301,128
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 8,534,585
0.1
26,400,273
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 5,050,607
0.1
20,906,345
(3)(6)
Freddie Mac
REMIC Trust
5045 BS, 1.895%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 3,343,533
0.1
86,708,914
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 15,203,567
0.2
43,324,573
(6)
Freddie Mac REMIC
Trust 5057 IT, 3.000%,
11/25/2050 7,570,345
0.1
25,347,120
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,387,883
0.1
51,017,437
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 11,315,188
0.1
71,886,561
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 12,487,486
0.1
17,350,261
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 3,660,657
0.1
18,146,752
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 2,901,223
0.0
17,010,579
(6)
Freddie Mac REMIC
Trust 5114 CI, 4.000%,
01/25/2050 3,446,486
0.1
57,231,895
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 8,306,826
0.1
23,392,437
(6)
Freddie Mac REMIC
Trust 5122 AI, 4.500%,
07/25/2051 5,326,180
0.1
43,096,037
(6)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 9,347,377
0.1
21,021,894
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 4,006,083
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
48,444,232
(6)
Freddie Mac REMIC
Trust 5152 IQ,
4.500%,
10/25/2051 $ 11,311,394
0.1
58,829,270
(6)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 11,994,418
0.1
1,234,685  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 1,189,450
0.0
34,682,222
(3)(6)
Freddie Mac REMIC
Trust 5264 S, 1.595%,
(-1.000*SOFR30A +
5.900%),
10/25/2052 2,913,001
0.0
46,977,278
(6)
Freddie Mac REMIC
Trust 5279 IM,
4.000%,
11/25/2051 9,334,000
0.1
36,191,475
(6)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 7,791,807
0.1
3,619,383
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 M2, 5.805%,
(SOFR30A + 1.500%),
10/25/2041 3,634,476
0.1
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 6.105%,
(SOFR30A + 1.800%),
11/25/2041 1,007,702
0.0
6,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 6.405%,
(SOFR30A + 2.100%),
09/25/2041 6,556,707
0.1
15,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.055%,
(SOFR30A + 3.750%),
12/25/2041 15,452,298
0.2
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.655%,
(SOFR30A + 2.350%),
12/25/2041 10,120,360
0.1
13,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.705%,
(SOFR30A + 3.400%),
01/25/2042 13,905,311
0.2
7,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 6.805%,
(SOFR30A + 2.500%),
01/25/2042 7,132,196
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.055%,
(SOFR30A + 4.750%),
02/25/2042 1,467,557
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.055%,
(SOFR30A + 3.750%),
02/25/2042 $ 10,808,138
0.1
2,534,500
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 10.055%,
(SOFR30A + 5.750%),
09/25/2042 2,768,089
0.0
1,150,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.655%,
(SOFR30A + 5.350%),
08/25/2042 1,236,081
0.0
1,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.655%,
(SOFR30A + 3.350%),
11/25/2043 1,901,293
0.0
11,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.105%,
(SOFR30A + 1.800%),
08/25/2044 11,045,792
0.1
3,350,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.955%,
(SOFR30A + 1.650%),
02/25/2045 3,351,143
0.1
2,022,157  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 1,826,726
0.0
4,470,235
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 779,504
0.0
21,924,838
(3)(6)
Freddie Mac Strips
311 S1, 1.532%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 2,312,717
0.0
7,884,582  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 7,317,483
0.1
674,676
(3)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 80,832
0.0
200,945
(3)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 36,510
0.0
2,739,912
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 570,089
0.0
4,072,192
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 768,872
0.0
2,018,647
(3)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 334,188
0.0
2,449,125
(3)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 318,936
0.0
3,953,699
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 747,505
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,417,192
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 $ 665,587
0.0
5,696,426
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 1,036,012
0.0
5,970,423
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,224,527
0.0
3,333,021
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 662,900
0.0
2,413,133
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 405,623
0.0
2,956,214
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 490,490
0.0
6,872,359
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,198,950
0.0
4,006,327
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 729,691
0.0
4,347,195
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 824,593
0.0
4,158,644
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 777,596
0.0
3,762,889
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 750,968
0.0
5,260,515
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 1,026,796
0.0
4,650,139
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 964,503
0.0
8,105,764
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,243,962
0.0
16,094,874
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 2,814,908
0.0
695,887
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.347%,
07/25/2033 670,989
0.0
2,433,045  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 2,103,663
0.0
2,271,270  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 2,002,845
0.0
356,267
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 344,613
0.0
3,341,811
(1)(3)
Galton Funding
Mortgage Trust 2018-2
B2, 4.670%,
10/25/2058 3,233,813
0.1
3,351,000
(1)(3)
GCAT Trust 2025-INV2
B3, 7.058%,
05/25/2055 3,439,698
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
673,387
(3)(6)
Ginnie Mae 2005-
37 SI, 1.718%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 $ 49,619
0.0
160,226
(3)(6)
Ginnie Mae 2005-
7 AH, 2.344%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 11,987
0.0
3,569,796
(3)(6)
Ginnie Mae 2007-
17 IC, 1.824%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 185,560
0.0
722,690
(3)(6)
Ginnie Mae 2007-
23 ST, 1.768%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 61,990
0.0
903,995
(3)(6)
Ginnie Mae 2007-
40 SE, 2.318%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 95,237
0.0
4,498,373
(3)(6)
Ginnie Mae 2007-
41 SL, 2.268%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 415,825
0.0
567,970
(3)(6)
Ginnie Mae 2007-
7 EI, 1.768%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 48,733
0.0
535,938
(3)(6)
Ginnie Mae 2008-
2 SW, 2.118%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 54,154
0.0
256,061
(3)(6)
Ginnie Mae 2008-
35 SN, 1.968%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 19,685
0.0
127,684
(3)(6)
Ginnie Mae 2008-
40 PS, 2.074%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 8,078
0.0
413,766
(3)(6)
Ginnie Mae 2009-
25 KS, 1.768%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 37,846
0.0
324,650  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 328,995
0.0
297,213  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 299,224
0.0
6,587,383  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 6,806,803
0.1
664,853  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 669,123
0.0
516,090  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 507,687
0.0
1,751,009  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 1,725,157
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,113,389
(3)(6)
Ginnie Mae 2010-
11 SA, 1.994%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 $ 195,045
0.0
558,942
(3)(6)
Ginnie Mae 2010-
116 NS, 2.224%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 42,442
0.0
2,204,251
(3)(6)
Ginnie Mae 2010-
116 SK, 2.188%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 190,829
0.0
895,451
(3)(6)
Ginnie Mae 2010-
14 SB, 2.368%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 86,123
0.0
472,008
(3)(6)
Ginnie Mae 2010-
149 HS, 1.674%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 3,001
0.0
266,397  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 260,078
0.0
915,758
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 146,414
0.0
580,983
(3)(6)
Ginnie Mae 2010-
68 MS, 1.418%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 55,326
0.0
532,758
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 69,837
0.0
663,181  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 660,523
0.0
1,397,176
(3)(6)
Ginnie Mae 2011-
72 SA, 0.924%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 99,435
0.0
108,480
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 7,564
0.0
430,259  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 423,733
0.0
2,366,383
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 331,244
0.0
7,096,387  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 6,291,341
0.1
62,162  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 58,119
0.0
303,176  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 271,053
0.0
350
(6)
Ginnie Mae 2014-10
GI, 4.500%,
01/16/2029 1
0.0
1,917,951
(3)(6)
Ginnie Mae 2014-
185 SB, 1.168%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 140,351
0.0
1,112,616
(3)(6)
Ginnie Mae 2014-
3 QS, 1.718%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 61,569
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,219,357
(3)(6)
Ginnie Mae 2014-
3 SU, 1.618%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 $ 282,217
0.0
1,726,453
(3)(6)
Ginnie Mae 2014-
56 SP, 1.774%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 127,696
0.0
4,309,950
(3)(6)
Ginnie Mae 2014-
58 SG, 1.174%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 253,702
0.0
589,877  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 583,076
0.0
11,961,108
(3)(6)
Ginnie Mae 2016-
160 GS, 1.668%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 1,543,510
0.0
349,472  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 323,104
0.0
24,722,952
(3)(6)
Ginnie Mae 2016-
6 SB, 1.218%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 2,094,655
0.0
5,797,114
(3)(6)
Ginnie Mae 2017-
101 SA, 1.768%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 770,883
0.0
12,579,833
(3)(6)
Ginnie Mae 2017-
163 SH, 1.768%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 1,697,163
0.0
7,973,311
(3)(6)
Ginnie Mae 2017-
19 SE, 1.724%,
(-1.000*TSFR1M +
6.036%),
02/16/2047 768,412
0.0
4,745,626  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,814,578
0.1
360,130  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 265,660
0.0
962,420  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 901,008
0.0
215,489  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 168,822
0.0
1,311,146  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,206,173
0.0
216,733  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 174,252
0.0
12,107,006
(3)(6)
Ginnie Mae 2018-
167 CS, 1.668%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 1,342,988
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 129,644
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 390,272
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 $ 971,317
0.0
75,885,757
(6)
Ginnie Mae 2019-129
AI, 3.500%,
10/20/2049 14,711,494
0.2
35,004,915
(6)
Ginnie Mae 2019-137
GI, 4.000%,
11/20/2049 7,722,203
0.1
17,316,059
(3)(6)
Ginnie Mae 2019-
159 SM, 1.618%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 2,304,454
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 820,081
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 54,979
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 584,422
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 306,544
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 215,874
0.0
68,964,274
(6)
Ginnie Mae 2020-187
BI, 2.500%,
12/20/2050 10,409,833
0.1
17,776,707
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,482,055
0.1
16,461,704
(3)(6)
Ginnie Mae 2020-
32 SG, 1.668%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 2,214,377
0.0
13,902,854
(3)(6)
Ginnie Mae 2020-
34 SQ, 1.618%,
(-1.000*TSFR1M +
5.936%),
10/20/2049 1,747,699
0.0
25,278,023
(3)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 462,587
0.0
12,430,531
(3)(6)
Ginnie Mae 2020-
77 JS, 1.668%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 1,203,344
0.0
75,739,588
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 10,901,184
0.1
19,184,426
(6)
Ginnie Mae 2021-146
IL, 4.000%,
08/20/2051 4,108,961
0.1
17,518,449
(6)
Ginnie Mae 2021-161
IC, 4.500%,
09/20/2051 4,000,429
0.1
28,298,446
(6)
Ginnie Mae 2021-57
IG, 3.500%,
09/20/2050 5,451,735
0.1
39,406,365
(3)(6)
Ginnie Mae 2022-
172 SB, 1.398%,
(-1.000*SOFR30A +
5.700%),
10/20/2052 2,955,797
0.0
13,056,874  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 13,492,316
0.2
1,700,554  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,740,227
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,821,714
(3)(6)
Ginnie Mae 2024-
184 SN, 0.998%,
(-1.000*SOFR30A +
5.300%),
11/20/2054 $ 7,118,802
0.1
6,585,034  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,688,387
0.1
79,054,396
(3)(6)
Ginnie Mae 2025-
105 ES, 1.618%,
(-1.000*TSFR1M +
5.936%),
11/20/2049 8,823,633
0.1
265,055
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 238,543
0.0
425,098
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 382,577
0.0
1,060,272
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 954,219
0.0
280,528
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 265,066
0.0
2,670,197
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.372%,
11/25/2049 2,463,785
0.0
975,625
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.973%,
03/25/2050 902,579
0.0
1,452,191
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.411%,
10/25/2050 1,270,716
0.0
894,962
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.411%,
10/25/2050 728,512
0.0
1,349,715
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 1,105,149
0.0
2,956,360
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 2,979,024
0.0
2,045,520
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.885%,
04/25/2054 2,112,783
0.0
1,468,981
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.079%,
06/25/2054 1,548,748
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
817,934
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.256%,
07/25/2054 $ 807,554
0.0
2,933,284
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.131%,
08/25/2054 2,923,148
0.0
1,921,301
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 6.131%,
08/25/2054 1,876,049
0.0
107,206  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 64,827
0.0
1,216,609
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.812%, (TSFR1M
+ 0.494%),
09/19/2037 1,048,370
0.0
30,240
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
5.294%, (TSFR1M +
0.974%),
08/25/2029 29,570
0.0
4,883,570
(1)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 4,823,299
0.1
295,462
(3)
Impac CMB Trust Series
2005-1 M1, 5.124%,
(TSFR1M + 0.804%),
04/25/2035 281,076
0.0
2,000,000
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,536,150
0.0
1,378,677
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.854%, (TSFR1M +
0.534%),
02/25/2046 1,048,077
0.0
36,065
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 34,254
0.0
2,094,315
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.146%,
05/25/2052 1,701,268
0.0
2,237,218
(1)(3)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.244%,
02/25/2054 2,236,693
0.0
5,066,218
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 5,086,247
0.1
302,432  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 85,385
0.0
967,595
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.701%,
07/25/2035 929,746
0.0
849,048
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 757,982
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,175,989
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.779%,
12/25/2048 $ 1,071,861
0.0
1,660,413
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.579%,
06/25/2048 1,516,206
0.0
1,598,215
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.579%,
06/25/2048 1,452,644
0.0
2,112,032
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.579%,
06/25/2048 1,916,466
0.0
1,811,206
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 1,660,112
0.0
133,291
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 125,068
0.0
213,876
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 193,788
0.0
475,282
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 426,246
0.0
1,569,764
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.905%,
09/25/2049 1,519,384
0.0
671,872
(1)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 606,256
0.0
232,730
(1)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 206,305
0.0
244,334
(1)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 219,772
0.0
1,903,284
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.565%,
12/25/2050 1,662,222
0.0
870,793
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.492%,
03/25/2051 768,917
0.0
183,143
(1)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 164,917
0.0
1,371,919
(1)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.310%,
05/25/2054 1,357,527
0.0
2,224,094
(1)(3)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 2,261,344
0.0
3,488,460
(1)(3)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 3,449,017
0.1
3,840,256
(1)(3)
JP Morgan Mortgage
Trust 2025-CCM1 A9,
5.500%,
06/25/2055 3,796,601
0.1
12,094,334
(3)(6)
Lehman Mortgage Trust
2006-7 2A4, 2.116%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,848,028
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,303,672
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.186%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 $ 971,283
0.0
152,972
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 144,905
0.0
3,300,449
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,206,066
0.0
2,482,000
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 2,284,633
0.0
1,000,000
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 692,078
0.0
4,659,169
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B1,
7.155%,
03/25/2054 5,007,786
0.1
3,918,354
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-
4 A13, 5.500%,
09/25/2054 3,813,839
0.1
1,687,183
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.999%,
09/25/2054 1,734,887
0.0
1,496,779
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,481,383
0.0
517,106
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 507,460
0.0
449,850
(1)(3)
Oaktown Re VI Ltd.
2021-1A M1C, 7.305%,
(SOFR30A + 3.000%),
10/25/2033 453,616
0.0
6,000,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 7.655%,
(SOFR30A + 3.350%),
04/25/2034 6,112,876
0.1
33,469
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 33,040
0.0
245,808
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 230,573
0.0
1,414,908,494
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 7,271,286
0.1
48,372  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 43,215
0.0
1,120,042
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.238%,
02/25/2050 932,956
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
472,652
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 7.005%,
(SOFR30A + 2.700%),
12/27/2033 $ 475,533
0.0
582,710
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 528,730
0.0
845,407
(1)(3)
RCKT Mortgage Trust
2019-1 B4, 3.891%,
09/25/2049 759,668
0.0
1,680,887
(1)(3)
Redwood Funding Trust
2025-2 A, 7.112%,
05/27/2055 1,683,581
0.0
31,579,441
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 28,336,245
0.3
180,080
(1)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 165,298
0.0
3,108,998  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,698,421
0.0
7,191,092  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 6,793,533
0.1
3,194,077  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,754,079
0.0
2,548,205  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,172,351
0.0
2,897,301  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,498,713
0.0
1,458,955  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,263,246
0.0
677,267  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 586,704
0.0
5,694,641  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 5,492,260
0.1
737,023  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 687,741
0.0
66,144  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 61,615
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 $ 30,190,147
0.3
716,915
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.754%,
05/25/2045 626,631
0.0
982,625
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 784,073
0.0
591,982
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.786%,
08/25/2047 538,330
0.0
101,371
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 95,237
0.0
2,038,313
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.429%,
03/25/2048 1,950,043
0.0
475,190
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 430,259
0.0
22,434
(1)(3)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 22,306
0.0
1,758,953
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.632%,
03/25/2050 1,567,768
0.0
2,673,164
(1)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.313%,
04/25/2050 2,351,715
0.0
987,542
(1)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 798,941
0.0
914,424
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.051%,
07/25/2051 757,963
0.0
1,063,058
(1)(3)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 1,066,596
0.0
3,727,219
(1)(3)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 3,685,077
0.1
2,680,226
(1)(3)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 2,689,147
0.0
3,066,000
(1)(3)
Sequoia Mortgage Trust
2025-6 B3, 6.222%,
07/25/2055 2,970,539
0.0
1,445,132
(1)(3)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.621%,
10/25/2047 1,344,515
0.0
1,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 787,616
0.0
1,980,358
(1)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.658%,
07/25/2048 1,807,255
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,640,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.962%,
11/25/2057 $ 2,623,912
0.0
2,633,204
(1)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 2,590,758
0.0
3,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,140,324
0.0
2,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,130,289
0.0
3,367,484
(1)(3)
Triangle Re Ltd.
2021-3 M1B, 7.205%,
(SOFR30A + 2.900%),
02/25/2034 3,384,021
0.1
204,013
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
7.482%,
10/20/2035 200,332
0.0
886,839
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
5.454%, (TSFR1M +
1.134%),
08/25/2045 881,362
0.0
33,566,640
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 36,408
0.0
190,897
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.755%,
10/25/2036 175,638
0.0
140,904
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.037%,
10/25/2036 128,778
0.0
420,882
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.179%,
11/25/2036 375,055
0.0
447,981
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.475%,
12/25/2036 398,861
0.0
1,001,811
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.252%,
12/25/2036 910,614
0.0
267,758
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.826%,
03/25/2037 225,094
0.0
1,627,965
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.489%,
06/25/2034 1,595,963
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
629,996
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.414%,
(TSFR1M + 1.094%),
10/25/2045 $ 625,074
0.0
1,035,683
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.475%,
12/25/2036 922,124
0.0
804,909
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.334%,
(TSFR1M + 1.014%),
11/25/2035 734,180
0.0
463,554  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 436,126
0.0
2,809,510
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.359%,
(12MTA + 0.960%),
08/25/2046 1,608,334
0.0
208,595  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 195,003
0.0
410,327
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.894%, (TSFR1M
+ 0.574%),
01/25/2047 362,540
0.0
325,327
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.864%, (TSFR1M
+ 0.544%),
06/25/2037 284,190
0.0
358,988  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 314,132
0.0
96,391
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.140%,
04/25/2036 95,612
0.0
1,760,692
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.517%,
09/25/2049 1,225,362
0.0
478,073
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.753%,
08/20/2045 446,682
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
779,891
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 $ 721,610
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,494,346,209)
1,425,291,293
14.7
ASSET-BACKED SECURITIES : 12.5%
Automobile Asset-Backed Securities : 0.3%
7,028,359
(1)(3)
Bayview Opportunity
Master Fund VII LLC
2024-CAR1 A, 5.405%,
(SOFR30A + 1.100%),
12/26/2031 7,051,692
0.1
14,950,000
(1)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 15,007,587
0.1
11,850,000
(1)
Westlake Automobile
Receivables Trust
2024-1A B, 5.550%,
11/15/2027 11,911,887
0.1
33,971,166
0.3
Home Equity Asset-Backed Securities : 0.1%
2,195,960
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,782,140
0.0
3,556,169
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
4.670%, (SOFR30A +
0.364%),
05/25/2031 3,554,638
0.0
2,485,323
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 894,622
0.0
112,323
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 6.350%,
12/25/2036 83,456
0.0
418,375
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 4.754%,
(TSFR1M + 0.434%),
02/25/2037 376,832
0.0
504,113
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.894%,
(TSFR1M + 0.574%),
02/25/2037 452,609
0.0
416,178
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 415,531
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
5,000,000
(1)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 $ 4,962,616
0.1
12,522,444
0.1
Other Asset-Backed Securities : 11.1%
40,830,000
(1)(3)
720 East CLO Ltd.
2023-IA A1R, 5.650%,
(TSFR3M + 1.370%),
04/15/2038 40,952,490
0.4
9,160,000
(1)(3)
720 East CLO VII Ltd.
2025-7A B, 5.831%,
(TSFR3M + 1.550%),
04/20/2037 9,167,117
0.1
7,020,000
(1)(3)
720 East CLO VII Ltd.
2025-7A C, 5.981%,
(TSFR3M + 1.700%),
04/20/2037 6,953,500
0.1
1,000,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A1R, 5.529%,
(TSFR3M + 1.300%),
04/20/2038 1,002,495
0.0
21,690,000
(1)(3)
AMMC CLO 25
Ltd. 2022-25A A1R,
5.606%, (TSFR3M +
1.350%),
04/15/2035 21,698,633
0.2
8,990,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A B, 5.988%,
(TSFR3M + 1.700%),
02/20/2038 9,023,002
0.1
2,040,064
(1)(3)
Apidos CLO XXXII
2019-32A A1R,
5.369%, (TSFR3M +
1.100%),
01/20/2033 2,040,492
0.0
10,000,000
(1)(3)
Apidos CLO XXXV
2021-35A C, 6.181%,
(TSFR3M + 1.912%),
04/20/2034 10,017,250
0.1
3,700,000
(1)(7)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 3,678,910
0.0
366,055
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 355,644
0.0
596,071
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 558,439
0.0
7,525,626
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.776%, (TSFR1M +
1.464%),
11/15/2036 7,526,620
0.1
14,200,000
(1)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
4.871%, (TSFR3M +
1.650%),
04/15/2038 14,220,150
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,850,962
(1)(3)
Barings CLO Ltd.
2018-4A A1R, 5.406%,
(TSFR3M + 1.150%),
10/15/2030 $ 6,855,545
0.1
6,250,000
(1)(3)
Barings CLO Ltd.
2019-4A CR, 6.456%,
(TSFR3M + 2.200%),
07/15/2037 6,285,319
0.1
13,890,000
(1)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.833%, (TSFR3M
+ 1.550%),
04/20/2038 13,930,212
0.1
450,000
(1)(3)
Benefit Street Partners
CLO VIII Ltd. 2015-
8A A1BR, 5.731%,
(TSFR3M + 1.462%),
01/20/2031 450,388
0.0
5,500,000
(1)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-21A
A1R, 5.688%, (TSFR3M
+ 1.432%),
10/15/2034 5,508,190
0.1
4,600,000
(1)(3)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 6.743%,
(TSFR3M + 2.462%),
04/25/2034 4,600,230
0.1
20,100,000
(1)(3)
Benefit Street Partners
CLO XXIX Ltd. 2022-
29A AR, 5.462%,
(TSFR3M + 1.180%),
01/25/2038 20,099,879
0.2
8,750,000
(1)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.949%, (TSFR3M +
1.390%),
01/22/2038 8,780,625
0.1
13,650,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A A1,
5.513%, (TSFR3M +
1.170%),
04/22/2038 13,654,491
0.1
19,040,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.893%, (TSFR3M +
1.550%),
04/22/2038 19,050,358
0.2
2,000,000
(1)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
5.931%, (TSFR3M +
1.662%),
10/20/2030 2,001,352
0.0
10,475,494
(1)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
5.526%, (TSFR3M +
1.200%),
11/15/2030 10,478,322
0.1
5,350,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.518%, (TSFR3M +
2.262%),
04/15/2034 5,355,403
0.1
2,800,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 2,860,717
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.701%, (TSFR3M +
1.432%),
07/20/2034 $ 7,573,732
0.1
4,400,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
6.531%, (TSFR3M +
2.262%),
07/20/2034 4,406,486
0.0
4,923,783
(1)(3)
BSPRT Issuer Ltd.
2023-FL10 A, 6.571%,
(TSFR1M + 2.259%),
09/15/2035 4,928,905
0.1
6,600,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
7.022%, (TSFR3M +
2.762%),
07/16/2032 6,614,243
0.1
1,341,326
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
5.511%, (TSFR3M +
1.232%),
04/17/2031 1,342,820
0.0
3,250,000
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
5.671%, (TSFR3M +
1.392%),
04/17/2031 3,251,138
0.0
16,218,402
(1)(3)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
5.489%, (TSFR3M +
1.220%),
07/20/2032 16,227,144
0.2
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CR3,
6.329%, (TSFR3M +
2.050%),
01/23/2038 10,041,070
0.1
13,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
5.500%, (TSFR3M +
1.220%),
01/17/2038 13,012,987
0.1
25,250
(3)
Chase Funding Trust
Series 2003-5 2A2,
5.034%, (TSFR1M +
0.714%),
07/25/2033 25,381
0.0
7,500,000
(1)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 7,582,168
0.1
7,160,000
(1)(3)
CIFC Funding Ltd.
2018-2A A1R, 5.639%,
(TSFR3M + 1.370%),
10/20/2037 7,179,898
0.1
3,000,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.961%,
(TSFR3M + 1.700%),
07/16/2037 3,006,270
0.0
1,739,999
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,618,582
0.0
5,308,810
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 4,873,930
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
8,955,012
(1)(3)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 5.386%,
(TSFR3M + 1.130%),
10/15/2031 $ 8,957,949
0.1
4,476,875
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,402,601
0.0
5,351,311
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 5,333,244
0.1
5,131,677
(1)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,804,266
0.1
6,400,000
(1)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
6.581%, (TSFR3M +
2.312%),
07/18/2030 6,411,418
0.1
11,400,000
(1)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
6.318%, (TSFR3M +
2.062%),
04/15/2034 11,411,879
0.1
8,000,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 5.781%,
(TSFR3M + 1.512%),
01/20/2030 8,002,472
0.1
22,500,000
(1)(3)
Elmwood CLO IV Ltd.
2020-1A AR, 5.729%,
(TSFR3M + 1.460%),
04/18/2037 22,600,417
0.2
17,790,000
(1)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.872%,
(TSFR3M + 1.550%),
04/20/2038 17,804,090
0.2
8,990,000
(1)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.839%,
(TSFR3M + 1.550%),
01/20/2038 9,015,424
0.1
21,900,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 5.659%,
(TSFR3M + 1.390%),
10/20/2037 21,944,676
0.2
5,223,750
(1)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,405,515
0.1
2,845,127
(1)(3)
FS Rialto 2021-FL3 A,
5.676%, (TSFR1M +
1.364%),
11/16/2036 2,841,282
0.0
6,769,283
(1)(3)
Galaxy XXVI CLO Ltd.
2018-26A AR, 5.496%,
(TSFR3M + 1.170%),
11/22/2031 6,781,806
0.1
4,655,000
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,701,637
0.1
391,167
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 370,615
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
379,813
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 $ 355,995
0.0
967,488
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 910,427
0.0
7,780,500
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 7,926,135
0.1
10,030,000
(1)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.806%,
(TSFR3M + 1.550%),
04/15/2038 10,066,559
0.1
6,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
5.781%, (TSFR3M +
1.512%),
01/20/2031 6,001,542
0.1
4,286,541
(1)(3)
LCM 30 Ltd. 30A AR,
5.611%, (TSFR3M +
1.342%),
04/20/2031 4,293,614
0.0
5,000,000
(1)(3)
LCM XVIII L.P. 18A
A2R, 5.751%, (TSFR3M
+ 1.482%),
04/20/2031 5,001,285
0.1
11,900,000
(1)(3)
LCM XXIV Ltd. 24A
CR, 6.431%, (TSFR3M
+ 2.162%),
03/20/2030 11,911,710
0.1
6,906,174
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 5,607,414
0.1
6,150,000
(1)(3)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 6.531%, (TSFR3M +
2.262%),
04/19/2033 6,160,892
0.1
6,250,000
(1)(3)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 5.918%,
(TSFR3M + 1.662%),
10/15/2032 6,255,687
0.1
4,292,466
(1)(3)
Magnetite XII Ltd.
2015-12A AR4,
5.406%, (TSFR3M +
1.150%),
10/15/2031 4,293,556
0.0
10,580,000
(1)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.835%,
(TSFR3M + 1.550%),
04/15/2038 10,588,115
0.1
31,780,000
(1)(3)
Magnetite XXXI Ltd.
2021-31A A1, 5.618%,
(TSFR3M + 1.362%),
07/15/2034 31,799,195
0.3
14,700,000
(1)(3)
Marble Point CLO XIX
Ltd. 2020-3A AR,
5.669%, (TSFR3M +
1.400%),
01/19/2034 14,707,174
0.2
10,000,000
(1)(3)
MF1 Ltd. 2021-FL6
AS, 5.879%, (TSFR1M
+ 1.564%),
07/16/2036 9,983,420
0.1
3,241,850
(1)(3)
MF1 Ltd. 2022-FL8 A,
5.668%, (TSFR1M +
1.350%),
02/19/2037 3,241,860
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,500,000
(1)(3)
MF1 Ltd. 2024-FL14
A, 6.055%, (TSFR1M +
1.737%),
03/19/2039 $ 3,514,222
0.0
7,500,000
(1)(3)
MF1 Ltd. 2024-FL15
A, 6.988%, (TSFR1M +
1.688%),
08/18/2041 7,529,770
0.1
533,018
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 488,960
0.0
2,751,946
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,425,850
0.0
1,772,120
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,660,518
0.0
3,021,555
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 2,820,188
0.0
388,462
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 347,334
0.0
2,338,550
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 2,063,266
0.0
2,776,849
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 2,443,526
0.0
5,560,833
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 4,726,732
0.1
2,528,790
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 2,017,429
0.0
7,286,489
(1)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 7,101,049
0.1
1,040,897
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 976,898
0.0
5,373,694
(1)
Mosaic Solar Loans
LLC 2024-1A A,
5.500%,
09/20/2049 5,261,043
0.1
9,100,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 5.672%,
(TSFR3M + 1.400%),
07/22/2038 9,132,350
0.1
6,000,000
(1)(3)
Oaktree CLO Ltd.
2023-1A BR, 6.290%,
(TSFR3M + 2.000%),
04/15/2038 6,033,186
0.1
6,010,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.669%, (TSFR3M
+ 1.400%),
07/20/2037 6,029,635
0.1
5,930,000
(1)(3)
Octagon 58 Ltd.
2022-1A BR, 6.006%,
(TSFR3M + 1.750%),
04/15/2038 5,950,115
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
13,850,000
(1)(3)
Octagon Investment
Partners 29 Ltd. 2016-
1A A1R2, 5.689%,
(TSFR3M + 1.420%),
07/18/2037 $ 13,905,400
0.1
4,500,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 6.306%,
(TSFR3M + 2.050%),
10/31/2037 4,523,940
0.0
4,060,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 5.881%,
(TSFR3M + 1.612%),
07/19/2030 4,062,485
0.0
6,700,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A CR,
6.219%, (TSFR3M +
1.950%),
10/19/2037 6,729,185
0.1
10,700,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR4,
6.022%, (TSFR3M +
1.700%),
02/20/2038 10,720,951
0.1
7,649,121
(1)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 7,674,991
0.1
63,603
(1)
Pagaya AI Debt
Selection Trust 2021-
HG1 A, 1.220%,
01/16/2029 63,320
0.0
21,880,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.769%, (TSFR3M +
1.500%),
04/20/2038 21,855,910
0.2
5,800,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A BR,
6.069%, (TSFR3M +
1.800%),
04/20/2038 5,829,116
0.1
7,550,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
5.918%, (TSFR3M +
1.662%),
01/15/2035 7,556,123
0.1
7,410,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.921%, (TSFR3M +
1.600%),
02/15/2033 7,354,499
0.1
9,150,000
(1)(3)
Rockland Park CLO Ltd.
2021-1A C, 6.431%,
(TSFR3M + 2.162%),
04/20/2034 9,172,783
0.1
13,752,415
(1)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 14,050,048
0.1
5,678,125
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 5,859,216
0.1
4,652,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 4,721,322
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,947,167
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 $ 6,804,400
0.1
3,850,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,277,834
0.0
18,000,000
(1)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
6.743%, (TSFR3M +
2.462%),
07/25/2030 18,027,792
0.2
9,950,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
6.843%, (TSFR3M +
2.562%),
04/25/2034 9,966,318
0.1
23,951,136
(1)(3)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 5.562%, (TSFR3M
+ 1.280%),
01/25/2032 23,959,207
0.3
5,259,847
(1)(3)
Southwick Park CLO
LLC 2019-4A A1R,
5.591%, (TSFR3M +
1.322%),
07/20/2032 5,264,959
0.1
3,874,610
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,702,011
0.0
2,841,999
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 2,227,935
0.0
12,146,726
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 11,216,955
0.1
6,913,697
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,629,007
0.1
7,861,925
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 6,491,217
0.1
3,981,993
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 3,791,301
0.0
6,215,810
(1)
Sunrun Bacchus Issuer
LLC 2025-1A A1,
5.990%,
04/30/2060 6,210,149
0.1
4,092,719
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,882,728
0.0
2,803,041
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 2,601,408
0.0
11,990,000
(1)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.831%,
(TSFR3M + 1.550%),
04/20/2038 12,036,581
0.1
11,159,869
(1)(3)
Symphony CLO XVI
Ltd. 2015-16A ARR,
5.456%, (TSFR3M +
1.200%),
10/15/2031 11,176,609
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
14,673,691
(1)(3)
Symphony CLO XX
Ltd. 2018-20A AR2,
5.361%, (TSFR3M +
1.100%),
01/16/2032 $ 14,677,477
0.2
8,450,000
(1)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
6.531%, (TSFR3M +
2.262%),
04/20/2033 8,460,115
0.1
4,784,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,262,120
0.0
4,018,000
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 3,699,577
0.0
3,539,635
(1)(3)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 5.469%,
(TSFR3M + 1.200%),
10/20/2030 3,544,059
0.0
12,752,522
(1)(3)
TIAA CLO I Ltd. 2016-
1A ARR, 5.519%,
(TSFR3M + 1.250%),
07/20/2031 12,758,695
0.1
12,450,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 12,673,590
0.1
13,356,492
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.506%, (TSFR3M +
1.250%),
07/15/2032 13,368,460
0.1
3,412,462
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,333,779
0.0
12,580,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
5.856%, (TSFR3M +
1.600%),
10/15/2034 12,562,539
0.1
10,000,000
(1)(3)
Wind River CLO Ltd.
2021-1A CR, 6.519%,
(TSFR3M + 2.250%),
07/20/2037 10,052,570
0.1
7,900,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 8,064,450
0.1
15,255,625
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 14,123,282
0.1
1,071,132,882
11.1
Student Loan Asset-Backed Securities : 1.0%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 250,908
0.0
394,416
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 345,009
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 $ 58,282
0.0
2,319,768
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 2,073,435
0.0
1,250,914
(1)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 1,031,054
0.0
2,881,258
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 2,676,660
0.0
1,513,663
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 1,434,674
0.0
1,830,558
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 1,705,632
0.0
8,119,690
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 7,634,666
0.1
3,524,326
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 3,207,091
0.0
5,034,128
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 4,706,523
0.1
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,265,456
0.0
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,438,175
0.0
1,450,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,428,439
0.0
8,516,267
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 8,314,648
0.1
1,929,450
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,959,100
0.0
1,900,000
(1)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 1,946,162
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
17,257,664
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 $ 16,245,809
0.2
3,250,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 3,145,636
0.0
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,767,271
0.0
3,900,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 3,766,344
0.1
8,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,704,707
0.1
673,601
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 666,129
0.0
5,800,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,609,926
0.1
6,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,802,917
0.1
4,650,647
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 4,355,969
0.1
92,540,622
1.0
Total Asset-Backed
Securities
(Cost $1,222,874,768)
1,210,167,114
12.5
U.S. TREASURY OBLIGATIONS : 10.9%
United States Treasury Bonds : 4.1%
58,000
1.250
%,
05/15/2050 27,885
0.0
2,699,000
1.375
%,
11/15/2040 1,720,296
0.0
268,000
1.625
%,
11/15/2050 141,276
0.0
9,469,100
2.875
%,
05/15/2052 6,666,838
0.1
14,333,300
3.250
%,
05/15/2042 11,862,485
0.1
56,447,400
4.625
%,
02/15/2055 54,965,656
0.6
60,467,500
4.750
%,
02/15/2045 60,165,163
0.6
252,308,400
5.000
%,
05/15/2045 259,227,171
2.7
394,776,770
4.1
United States Treasury Notes : 6.8%
132,000
0.625
%,
05/15/2030 113,597
0.0
8,184,600
1.250
%,
11/30/2026 7,893,343
0.1
25,131,200
1.250
%,
09/30/2028 23,256,668
0.2
17,183,400
1.500
%,
11/30/2028 15,973,850
0.2
4,089,400
2.750
%,
08/15/2032 3,773,270
0.0
46,866,500
3.375
%,
09/15/2027 46,549,785
0.5
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
74,325,500
3.750
%,
06/30/2027 $ 74,374,857
0.8
57,336,700
3.750
%,
05/15/2028 57,430,768
0.6
138,358,000
3.875
%,
06/15/2028 139,098,431
1.4
23,959,500
3.875
%,
06/30/2030 24,052,156
0.3
747,000
3.875
%,
08/15/2034 729,580
0.0
3,309,100
4.000
%,
02/28/2030 3,192,377
0.0
1,888,000
(2)
4.000
%,
03/31/2030 1,905,995
0.0
2,501,700
4.000
%,
04/30/2032 2,505,413
0.0
112,347,600
4.000
%,
06/30/2032 112,444,149
1.2
25,496,000
(2)
4.125
%,
06/15/2026 25,529,744
0.3
118,868,800
4.250
%,
05/15/2035 119,063,819
1.2
1,695,100
4.375
%,
05/15/2034 1,722,049
0.0
719,000
4.625
%,
06/15/2027 731,021
0.0
660,340,872
6.8
Total U.S. Treasury
Obligations
(Cost $1,048,294,076)
1,055,117,642
10.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.9%
6,500,000
(1)(3)
1345T 2025-AOA A,
5.900%, (TSFR1M +
1.600%),
06/15/2030 6,520,948
0.1
1,750,000
(1)(3)
Acrec 2025 Fl 3 LLC
2025-FL3 A, 5.625%,
(TSFR1M + 1.310%),
08/18/2042 1,743,499
0.0
7,500,000
(1)(3)
ALA Trust 2025-OANA
A, 6.043%, (TSFR1M +
1.743%),
06/15/2040 7,552,775
0.1
10,000,000
(1)(3)
ARDN Mortgage Trust
2025-ARCP A, 6.050%,
(TSFR1M + 1.750%),
06/15/2035 10,023,233
0.1
11,753,107
(1)(3)
AREIT LLC 2023-CRE8
A, 6.426%, (TSFR1M +
2.112%),
08/17/2041 11,796,177
0.1
2,233,545
(1)(3)
AREIT Ltd. 2024-CRE9
A, 5.998%, (TSFR1M +
1.686%),
05/17/2041 2,240,823
0.0
6,000,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.702%,
(TSFR1M + 1.388%),
12/17/2029 5,991,480
0.1
5,000,000
(1)(3)
ARES Commercial
Mortgage Trust
2024-IND A, 6.003%,
(TSFR1M + 1.692%),
07/15/2041 5,015,291
0.1
10,000,000
(1)(3)
ARES Commercial
Mortgage Trust 2024-
IND2 A, 5.755%,
(TSFR1M + 1.443%),
10/15/2034 10,023,000
0.1
6,500,000
(1)(3)
ARES Trust 2025-IND3
A, 5.812%, (TSFR1M +
1.500%),
04/15/2042 6,517,933
0.1
1,500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,539,299
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,600,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.590%,
11/10/2029 $ 3,675,212
0.0
4,000,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
6.090%,
11/10/2029 4,032,466
0.0
2,500,000
(1)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 2,591,636
0.0
2,500,000
(1)(3)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,617,488
0.0
7,500,000
(1)(3)
BAMLL Trust 2025-
ASHF B, 6.662%,
(TSFR1M + 2.350%),
02/15/2042 7,502,403
0.1
2,500,000  BANK 2017-BNK4 A4,
3.625%,
05/15/2050 2,461,564
0.0
4,656,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 3,586,180
0.0
28,020,148
(3)(6)
BANK 2017-BNK4 XA,
1.488%,
05/15/2050 457,321
0.0
167,655,000
(3)(6)
BANK 2017-BNK8 XB,
0.228%,
11/15/2050 695,668
0.0
3,600,000
(1)
BANK 2017-BNK9 D,
2.800%,
11/15/2054 2,444,791
0.0
174,799,985
(3)(6)
BANK 2018-BN14 XA,
0.651%,
09/15/2060 2,176,706
0.0
19,110,000
(1)(3)(6)
BANK 2018-BN14 XD,
1.768%,
09/15/2060 848,105
0.0
22,290,250
(3)(6)
BANK 2019-BN16 XA,
1.091%,
02/15/2052 568,560
0.0
88,324,693
(3)(6)
BANK 2019-BN19 XA,
1.068%,
08/15/2061 2,826,978
0.0
5,949,648
(3)(6)
BANK 2020-BN30 XA,
1.372%,
12/15/2053 307,445
0.0
3,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 3,092,474
0.0
2,500,000
(3)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,482,010
0.0
5,000,000  BANK5 2024-5YR7
A3, 5.769%,
06/15/2057 5,200,643
0.1
5,000,000  BANK5 2025-5YR15
C, 5.806%,
06/15/2030 5,002,910
0.1
1,000,000
(1)(3)
BAY Mortgage Trust
2025-LIVN A, 6.112%,
(TSFR1M + 1.800%),
05/15/2035 1,002,708
0.0
92,840,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 66,613
0.0
10,852,949
(3)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.324%,
09/15/2055 719,725
0.0
5,250,000  BBCMS Mortgage Trust
2024-5C29 B, 5.858%,
09/15/2057 5,348,769
0.1
1,000,000
(3)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 1,002,151
0.0
1,300,000
(3)
BBCMS Mortgage Trust
2025-5C34 B, 6.542%,
05/15/2058 1,368,680
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
18,769,320
(3)(6)
BBCMS Trust 2021-
C10 XA, 1.330%,
07/15/2054 $ 998,763
0.0
2,000,000
(1)(3)
BDS LLC 2024-FL13
A, 5.894%, (TSFR1M +
1.576%),
09/19/2039 2,004,557
0.0
1,447,321
(1)(3)
BDS Ltd. 2021-FL10
A, 5.779%, (TSFR1M +
1.464%),
12/16/2036 1,447,710
0.0
94,123
(1)(3)
BDS Ltd. 2021-FL9 A,
5.499%, (TSFR1M +
1.184%),
11/16/2038 93,936
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2018-B3 B,
4.295%,
04/10/2051 2,791,605
0.0
48,814,072
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.203%,
08/15/2052 1,332,519
0.0
2,000,000
(3)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 1,653,077
0.0
33,857,036
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.177%,
03/15/2052 1,008,681
0.0
25,045,234
(3)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.494%,
03/15/2053 1,107,518
0.0
103,671,438
(3)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.858%,
09/15/2053 4,853,171
0.1
56,743,843
(3)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.695%,
10/15/2053 3,027,276
0.0
45,388,851
(3)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.527%,
12/17/2053 2,474,221
0.0
4,860,404
(3)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.367%,
08/15/2054 260,736
0.0
2,250,000
(1)
Benchmark Mortgage
Trust 2021-B30 D,
2.000%,
11/15/2054 1,527,264
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2022-B34 A5,
3.786%,
04/15/2055 2,760,603
0.0
4,500,000
(1)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.804%,
(TSFR1M + 1.493%),
11/15/2041 4,512,061
0.1
4,634,985
(1)(3)
BFLD Mortgage
Trust 2024-WRHS C,
6.752%, (TSFR1M +
2.441%),
08/15/2026 4,642,271
0.1
7,500,000
(1)(3)
BFLD Trust
2025-EWEST A,
5.850%, (TSFR1M +
1.550%),
06/15/2042 7,516,929
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,100,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.053%,
(TSFR1M + 1.741%),
02/15/2039 $ 2,072,422
0.0
10,895,555
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 9,235,988
0.1
7,671,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.364%,
05/25/2052 6,347,413
0.1
5,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 5,218,172
0.1
750,000
(3)
BMO Mortgage Trust
2024-5C6 C, 5.885%,
09/15/2057 750,038
0.0
7,500,000  BMO Mortgage Trust
2025-5C10 A3,
5.578%,
05/15/2058 7,776,881
0.1
5,000,000
(1)(3)
BMP 2024-MF23 C,
6.153%, (TSFR1M +
1.841%),
06/15/2041 5,014,253
0.1
4,225,000
(1)(3)
BOCA Commercial
Mortgage Trust 2024-
BOCA A, 6.232%,
(TSFR1M + 1.921%),
08/15/2041 4,242,765
0.1
8,000,000
(1)(3)
BX 2024-BRVE A,
6.153%, (TSFR1M +
1.841%),
04/15/2026 8,012,538
0.1
5,192,308
(1)(3)
BX 2024-PALM A,
5.853%, (TSFR1M +
1.541%),
06/15/2037 5,199,439
0.1
5,302,500
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.597%,
(TSFR1M + 2.285%),
10/15/2036 5,283,491
0.1
3,762,845
(1)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.776%,
(TSFR1M + 2.464%),
02/15/2038 3,627,462
0.0
1,839,296
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT A, 5.126%,
(TSFR1M + 0.814%),
09/15/2036 1,834,125
0.0
1,438,427
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.076%,
(TSFR1M + 1.764%),
09/15/2036 1,432,574
0.0
1,453,242
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.826%,
(TSFR1M + 2.514%),
09/15/2036 1,447,613
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(3)
BX Commercial
Mortgage Trust 2023-
VLT3 A, 6.252%,
(TSFR1M + 1.940%),
11/15/2028 $ 3,004,449
0.0
4,281,733
(1)(3)
BX Commercial
Mortgage Trust 2023-
XL3 A, 6.073%,
(TSFR1M + 1.761%),
12/09/2040 4,299,379
0.1
3,357,131
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.804%,
(TSFR1M + 1.492%),
10/15/2041 3,368,080
0.0
4,853,598
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.003%,
(TSFR1M + 1.691%),
08/15/2039 4,878,956
0.1
4,688,570
(1)(3)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.605%,
(TSFR1M + 1.293%),
12/15/2039 4,698,912
0.1
4,935,031
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.853%,
(TSFR1M + 1.541%),
05/15/2034 4,941,676
0.1
2,281,246
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.953%,
(TSFR1M + 1.641%),
05/15/2041 2,287,298
0.0
5,295,904
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 7.002%,
(TSFR1M + 2.690%),
02/15/2039 5,320,128
0.1
7,770,812
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.253%,
(TSFR1M + 1.941%),
03/15/2041 7,792,857
0.1
3,800,000
(1)(3)
BX Trust 2021-LBA
EJV, 6.426%, (TSFR1M
+ 2.114%),
02/15/2036 3,779,835
0.0
1,423,458
(1)(3)
BX Trust 2021-LBA
EV, 6.426%, (TSFR1M
+ 2.114%),
02/15/2036 1,415,904
0.0
941,921
(1)(3)
BX Trust 2021-SDMF
E, 6.013%, (TSFR1M +
1.701%),
09/15/2034 933,178
0.0
700,000
(1)(3)
BX Trust 2022-FOX2
C, 5.621%, (TSFR1M +
1.309%),
04/15/2039 696,972
0.0
1,180,000
(1)(3)
BX Trust 2022-LBA6
C, 5.912%, (TSFR1M +
1.600%),
01/15/2039 1,180,036
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,510,639
(1)(3)
BX Trust 2024-CNYN
C, 6.253%, (TSFR1M +
1.941%),
04/15/2041 $ 1,515,437
0.0
1,049,055
(1)(3)
BX Trust 2024-CNYN
D, 7.002%, (TSFR1M +
2.690%),
04/15/2041 1,052,978
0.0
7,362,170
(1)(3)
BX Trust 2024-FNX A,
5.754%, (TSFR1M +
1.442%),
11/15/2041 7,379,296
0.1
5,000,000
(1)(3)
BX Trust 2024-VLT4
A, 5.803%, (TSFR1M +
1.491%),
07/15/2029 5,005,124
0.1
5,000,000
(1)(3)
BX Trust 2025-GW A,
5.900%, (TSFR1M +
1.600%),
07/15/2042 5,021,011
0.1
1,500,000
(1)(3)
BX Trust 2025-GW B,
6.150%, (TSFR1M +
1.850%),
07/15/2042 1,505,781
0.0
2,500,000
(1)(3)
BX Trust 2025-LUNR
A, 5.812%, (TSFR1M +
1.500%),
06/15/2040 2,507,040
0.0
2,500,000
(1)(3)
BX Trust 2025-LUNR
B, 6.162%, (TSFR1M +
1.850%),
06/15/2040 2,507,927
0.0
5,000,000
(1)(3)
BX Trust 2025-ROIC
C, 5.855%, (TSFR1M +
1.543%),
03/15/2030 4,965,070
0.1
6,250,000
(1)(3)
BX Trust 2025-TAIL A,
5.712%, (TSFR1M +
1.400%),
06/15/2035 6,269,104
0.1
7,200,000
(1)(3)
BX Trust 2025-VLT6
C, 6.504%, (TSFR1M +
2.192%),
03/15/2042 7,202,838
0.1
10,000,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.703%,
(TSFR1M + 2.391%),
03/15/2035 10,015,574
0.1
3,000,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 8.446%,
(TSFR1M + 4.134%),
03/15/2035 3,012,033
0.0
4,000,000
(1)(3)
Caliun 2024-SUN A,
6.202%, (TSFR1M +
1.891%),
07/15/2041 4,011,701
0.0
4,259,000
(3)
Cantor Commercial
Real Estate Lending
2019-CF3 B, 3.500%,
01/15/2053 3,726,179
0.0
66,681,954
(3)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 1.156%,
11/15/2050 1,137,127
0.0
19,695,188
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.474%,
08/10/2049 124,720
0.0
45,113,000
(1)(3)(6)
CD Mortgage Trust
2016-CD1 XB, 0.807%,
08/10/2049 220,686
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
25,721,831
(3)(6)
CD Mortgage Trust
2017-CD4 XA, 1.371%,
05/10/2050 $ 395,073
0.0
2,000,000
(1)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,788,519
0.0
5,000,000
(3)
Citigroup Commercial
Mortgage Trust 2015-
GC35 AS, 4.072%,
11/10/2048 4,797,417
0.1
3,000,000  Citigroup Commercial
Mortgage Trust
2016-C1 B, 4.117%,
05/10/2049 2,945,622
0.0
3,000,000  Citigroup Commercial
Mortgage Trust 2016-
GC37 A4, 3.314%,
04/10/2049 2,971,114
0.0
35,283,084
(3)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 2.044%,
07/10/2049 380,015
0.0
37,483,732
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.001%,
09/15/2050 514,020
0.0
68,836,986
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.824%,
06/10/2051 1,198,517
0.0
2,230,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 1,944,814
0.0
799,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 810,015
0.0
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
10/12/2040 998,243
0.0
3,398,696
(1)(3)
CLNY Trust 2019-IKPR
A, 5.805%, (TSFR1M +
1.493%),
11/15/2038 3,339,080
0.0
27,260,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 307,955
0.0
3,922,000  COMM Mortgage
Trust 2014-UBS4 AM,
3.968%,
08/10/2047 3,755,100
0.0
1,740,741  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 1,736,959
0.0
44,164,739
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.746%,
02/10/2049 122,542
0.0
31,905,584
(3)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.303%,
09/10/2050 566,484
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 $ 3,055,892
0.0
3,034,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,086,429
0.0
1,500,000
(1)(3)
CONE Trust 2024-
DFW1 A, 5.953%,
(TSFR1M + 1.642%),
08/15/2041 1,496,757
0.0
1,304,034
(3)
Csail Commercial
Mortgage Trust 2015-
C2 AS, 3.849%,
06/15/2057 1,287,599
0.0
5,183,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
CX11 A5, 4.033%,
04/15/2051 5,096,705
0.1
4,000,000  CSAIL Commercial
Mortgage Trust 2019-
C16 A3, 3.329%,
06/15/2052 3,801,961
0.0
3,746,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,164,247
0.0
4,500,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.733%,
03/15/2053 3,670,428
0.0
4,200,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE A, 4.923%,
11/10/2041 4,201,142
0.0
3,200,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.221%,
11/10/2041 3,185,848
0.0
5,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,220,881
0.1
7,000,000
(1)(3)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2040 7,082,569
0.1
5,500,000
(1)(3)
DK Trust 2024-SPBX
C, 6.262%, (TSFR1M +
1.950%),
03/15/2034 5,510,598
0.1
2,750,000
(1)(3)
DK Trust 2024-SPBX
D, 7.062%, (TSFR1M +
2.750%),
03/15/2034 2,756,913
0.0
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,051,272
0.0
3,310,829
(1)(3)
Extended Stay America
Trust 2021-ESH E,
7.276%, (TSFR1M +
2.964%),
07/15/2038 3,323,448
0.0
7,500,000
(1)(3)
Fashion Show Mall
LLC 2024-SHOW A,
5.274%,
10/10/2041 7,582,464
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU C, 6.462%,
(TSFR1M + 2.150%),
12/15/2039 $ 1,999,286
0.0
2,500,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.912%,
(TSFR1M + 2.600%),
12/15/2039 2,500,059
0.0
9,910,215
(1)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 483,419
0.0
14,984,007  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,824,599
0.0
67,367,402
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.688%,
04/25/2030 4,128,187
0.0
99,948,786
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.017%,
09/25/2030 3,947,822
0.0
40,550,197
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.857%,
12/25/2030 1,375,813
0.0
71,497,480
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.487%,
04/25/2030 1,023,150
0.0
13,202,743
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.626%,
05/25/2035 1,431,325
0.0
9,000,000
(1)(3)
FS Rialto Issuer LLC
2024-FL9 A, 5.948%,
(TSFR1M + 1.631%),
10/19/2039 9,040,572
0.1
5,000,000
(1)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.703%,
(TSFR1M + 1.385%),
08/19/2042 4,990,684
0.1
4,475,000
(1)(3)
FS Trust 2024-HULA
A, 6.123%, (TSFR1M +
1.811%),
08/15/2039 4,495,751
0.1
10,263,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 8,867,089
0.1
6,689,324
(1)
GAM RE-REMIC Trust
2021-FRR2 CK49,
0.810%,
09/27/2051 6,635,914
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,941,311
(1)(8)
GAM RE-REMIC Trust
2021-FRR2 D730,
0.000%,
09/27/2051 $ 3,911,329
0.0
8,724,000
(1)(8)
GAM RE-REMIC Trust
2021-FRR2 DK49,
0.000%,
09/27/2051 8,589,472
0.1
9,029,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.964%,
11/27/2050 8,237,137
0.1
8,696,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 6,949,231
0.1
7,212,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 7,165,202
0.1
7,208,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 7,149,292
0.1
3,900,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 7.202%,
(TSFR1M + 2.890%),
03/15/2039 3,920,940
0.0
7,000,000
(1)(3)
Greystone CRE Notes
LLC 2025-FL4 A,
5.793%, (TSFR1M +
1.481%),
01/15/2043 7,010,664
0.1
5,581,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2021-STAR
A, 5.380%, (TSFR1M +
1.064%),
12/15/2036 5,555,840
0.1
10,817,284
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.744%,
06/10/2047 51,670
0.0
663,744
(3)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 650,849
0.0
5,670,000
(3)
GS Mortgage Securities
Trust 2015-GC30 B,
4.152%,
05/10/2050 5,393,997
0.1
52,087,704
(3)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.681%,
11/10/2049 219,055
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 459,006
0.0
66,421,562
(3)(6)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.169%,
02/10/2052 2,009,442
0.0
3,261,000  GS Mortgage Securities
Trust 2019-GC39 B,
3.970%,
05/10/2052 2,923,103
0.0
1,015,000  GS Mortgage Securities
Trust 2019-GC42 B,
3.363%,
09/10/2052 916,377
0.0
4,000,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 3,775,780
0.0
5,000,000
(1)(3)
GSAT Trust 2025-BMF
C, 6.470%, (TSFR1M +
2.150%),
07/15/2030 5,012,799
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(3)
GSMS Trustair 2024-
FAIR C, 7.120%,
07/15/2029 $ 3,080,163
0.0
4,250,000
(1)(3)
GWT 2024-WLF2 A,
6.003%, (TSFR1M +
1.691%),
05/15/2041 4,266,760
0.1
2,600,000
(1)(3)
Hawaii Hotel Trust
2025-MAUI C, 6.354%,
(TSFR1M + 2.042%),
03/15/2042 2,602,135
0.0
3,000,000
(1)(3)
HILT Commercial
Mortgage Trust 2024-
ORL A, 5.853%,
(TSFR1M + 1.541%),
05/15/2037 3,005,871
0.0
7,000,000
(1)(3)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 5.953%,
(TSFR1M + 1.642%),
06/15/2041 7,014,490
0.1
6,000,000
(1)(3)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 6,065,604
0.1
2,400,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY A, 6.153%,
(TSFR1M + 1.841%),
09/15/2041 2,405,597
0.0
2,600,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.653%,
(TSFR1M + 2.341%),
09/15/2041 2,602,392
0.0
4,000,000
(1)
ICNQ Mortgage Trust
2024-MF B, 6.074%,
12/10/2034 4,113,329
0.0
6,000,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 6.557%,
(TSFR1M + 2.245%),
10/15/2039 6,002,587
0.1
2,500,000
(1)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 5.829%,
07/15/2042 2,542,100
0.0
7,500,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
7.162%, (TSFR1M +
2.850%),
03/15/2042 7,497,595
0.1
5,000,000
(1)(3)
IP Mortgage Trust
2025-IP C, 5.831%,
06/10/2042 5,066,439
0.1
7,500,000
(1)(3)
IRV Trust 2025-200P
B, 5.621%,
03/14/2047 7,517,956
0.1
3,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.990%,
10/05/2039 3,062,591
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.990%,
10/05/2039 $ 2,008,984
0.0
5,075,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 A5, 2.870%,
08/15/2049 4,959,459
0.1
73,542,150
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.701%,
12/15/2049 387,486
0.0
2,948,749
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 2,930,543
0.0
1,212,506  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 1,209,874
0.0
3,750,000
(1)(3)
JW Trust 2024-BERY
A, 5.905%, (TSFR1M +
1.593%),
11/15/2039 3,758,110
0.0
1,730,000
(1)
Key Commercial
Mortgage Securities
Trust 2018-S1 AS,
4.842%,
10/15/2053 1,683,220
0.0
5,000,000
(1)(3)
KIND Commercial
Mortgage Trust 2024-1
A, 6.202%, (TSFR1M +
1.890%),
08/15/2041 5,014,779
0.1
7,700,000
(1)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 C, 6.162%,
(TSFR1M + 1.850%),
03/15/2042 7,691,187
0.1
5,000,000
(1)(3)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 6.353%,
(TSFR1M + 2.042%),
12/15/2039 4,997,749
0.1
6,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 5.903%, (TSFR1M +
1.591%),
06/15/2039 6,012,154
0.1
5,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.607%, (TSFR1M +
1.295%),
05/15/2039 4,850,103
0.1
5,000,000
(1)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.699%, (TSFR1M +
1.385%),
08/17/2042 4,988,864
0.1
33,526,173
(1)(3)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 1.001%,
03/10/2050 234,576
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,222,769
(1)(3)
MCR Mortgage Trust
2024-HTL D, 8.217%,
(TSFR1M + 3.905%),
02/15/2037 $ 3,217,596
0.0
5,000,000
(1)
MCR Mortgage Trust
2024-TWA A, 5.924%,
06/12/2039 5,063,820
0.1
7,825,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.903%,
(TSFR1M + 1.592%),
05/15/2041 7,805,320
0.1
1,887,271
(1)(3)
MF1 LLC 2022-FL9 A,
6.468%, (TSFR1M +
2.150%),
06/19/2037 1,888,637
0.0
3,000,000
(1)(3)
MF1 LLC 2025-FL17
A, 5.635%, (TSFR1M +
1.320%),
02/18/2040 2,996,149
0.0
10,000,000
(1)(3)
MF1 LLC 2025-FL19
A, 5.803%, (TSFR1M +
1.488%),
05/18/2042 10,021,860
0.1
1,400,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 B,
4.660%,
10/15/2048 1,378,854
0.0
3,500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.627%,
12/15/2047 3,416,836
0.0
5,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 A5,
2.860%,
09/15/2049 4,877,419
0.1
4,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 B,
3.307%,
09/15/2049 3,747,306
0.0
4,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 A4,
3.536%,
11/15/2052 3,908,726
0.0
5,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 C,
6.859%,
03/15/2058 5,129,252
0.1
36,685,907
(3)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.991%,
12/15/2050 623,743
0.0
10,000,000  Morgan Stanley Capital
I Trust 2020-HR8 A4,
2.041%,
07/15/2053 8,802,223
0.1
30,264,963
(3)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.288%,
06/15/2054 1,259,575
0.0
5,000,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 4,999,779
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,500,000
(1)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.455%,
11/05/2041 $ 11,313,197
0.1
3,500,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP A, 5.525%,
(TSFR1M + 1.213%),
02/15/2042 3,473,885
0.0
4,000,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP C, 6.204%,
(TSFR1M + 1.892%),
02/15/2042 3,963,793
0.0
4,000,000
(1)(3)
NYC Trust 2024-3ELV
A, 6.303%, (TSFR1M +
1.991%),
08/15/2029 4,027,919
0.0
2,500,000
(1)(3)
ONNI Commerical
Mortgage Trust 2024-
APT A, 5.753%,
07/15/2039 2,557,934
0.0
10,000,000
(1)(3)
ORL Trust 2024-GLKS
C, 6.603%, (TSFR1M +
2.291%),
12/15/2039 10,006,818
0.1
7,320,288
(1)(3)
PFP Ltd. 2023-10 A,
6.679%, (TSFR1M +
2.365%),
09/16/2038 7,333,797
0.1
4,406,734
(1)(3)
PFP Ltd. 2024-11 A,
6.144%, (TSFR1M +
1.832%),
09/17/2039 4,422,426
0.1
1,000,000
(1)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 992,778
0.0
2,000,000
(1)
PRM Trust 2025-PRM6
C, 5.008%,
07/05/2033 1,987,695
0.0
2,000,000
(1)
PRM Trust 2025-PRM6
D, 5.677%,
07/05/2033 1,988,324
0.0
3,000,000
(1)(3)
PRM5 Trust 2025-
PRM5 C, 5.167%,
03/10/2033 2,990,282
0.0
14,290,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.347%,
11/08/2049 13,482,442
0.1
19,500,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.200%,
03/01/2050 18,210,272
0.2
6,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 5,816,856
0.1
6,000,000
(1)(3)
RIDE 2025-SHRE A,
5.619%,
02/14/2047 6,147,290
0.1
1,000,000
(1)(3)
SDAL Trust 2025-DAL
A, 6.753%, (TSFR1M +
2.441%),
04/15/2042 1,004,193
0.0
2,500,000
(1)(3)
SDR Commercial
Mortgage Trust 2024-
DSNY B, 6.053%,
(TSFR1M + 1.741%),
05/15/2039 2,491,513
0.0
5,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 6.262%, (TSFR1M +
1.950%),
10/15/2041 5,006,198
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,000,000
(1)(3)
SMRT 2022-MINI D,
6.262%, (TSFR1M +
1.950%),
01/15/2039 $ 9,872,615
0.1
5,000,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 6.154%,
(TSFR1M + 1.842%),
02/15/2042 4,968,113
0.1
5,500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 6.404%,
(TSFR1M + 2.092%),
02/15/2042 5,454,352
0.1
4,418,311
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 4,496,939
0.1
4,300,000
(1)(3)
TRTX Issuer Ltd.
2025-FL6 A, 5.851%,
(TSFR1M + 1.537%),
09/18/2042 4,305,431
0.1
769,045
(1)(3)
TTAN 2021-MHC D,
6.176%, (TSFR1M +
1.864%),
03/15/2038 770,576
0.0
4,750,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE A, 5.804%,
(TSFR1M + 1.492%),
11/15/2041 4,758,374
0.1
3,000,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.154%,
(TSFR1M + 1.842%),
11/15/2041 3,006,269
0.0
4,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 3,832,686
0.0
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 1,711,695
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 C,
3.284%,
04/15/2054 4,087,941
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 AS,
6.520%,
07/15/2057 5,241,108
0.1
2,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP B,
7.153%, (TSFR1M +
2.841%),
04/15/2038 2,002,061
0.0
2,500,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.675%,
03/15/2038 2,518,273
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
6.029%,
03/15/2038 $ 2,521,688
0.0
3,679,227
(1)(3)
WFLD Mortgage
Trust 2014-MONT A,
3.880%,
08/10/2031 3,482,793
0.0
5,193,173
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 5,046,712
0.1
5,000,000
(1)(3)
WHARF Commercial
Mortgage Trust
2025-DC A, 5.349%,
07/15/2040 5,130,159
0.1
7,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 7,105,691
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $943,775,211)
959,361,399
9.9
SOVEREIGN BONDS : 2.4%
BRL
612,211
(9)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 104,920,757
1.1
4,825,000
(2)
Brazilian Government
International Bond,
6.125
%,
03/15/2034 4,800,875
0.1
6,075,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 6,141,825
0.1
3,125,000
(2)
Brazilian Government
International Bond,
7.125
%,
05/13/2054 2,993,750
0.0
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 825,000
0.0
1,737,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 1,705,734
0.0
4,828,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 4,871,452
0.1
3,000,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 2,862,000
0.0
4,025,000  Colombia Government
International Bond,
8.500
%,
04/25/2035 4,195,056
0.1
5,250,000  Colombia Government
International Bond,
8.750
%,
11/14/2053 5,229,000
0.1
7,375,000
(1)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 7,537,250
0.1
4,100,000
(1)
Guatemala Government
Bond,
6.050
%,
08/06/2031 4,175,850
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
2,025,000
(1)
Guatemala Government
Bond,
6.550
%,
02/06/2037 $ 2,045,250
0.0
MXN
891,910  Mexican Udibonos S,
2.750
%,
11/27/2031 35,994,494
0.4
3,927,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 3,980,996
0.0
3,199,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 3,241,387
0.0
5,523,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 5,771,535
0.1
1,940,000
(2)
Mexico Government
International Bond,
7.375
%,
05/13/2055 2,013,720
0.0
1,200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 980,100
0.0
2,760,000  Panama Government
International Bond,
7.500
%,
03/01/2031 2,944,920
0.0
3,610,000  Panama Government
International Bond,
8.000
%,
03/01/2038 3,876,237
0.0
5,125,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 5,084,000
0.1
2,475,000
(1)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 2,366,100
0.0
2,800,000
(2)
Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 2,737,532
0.0
6,258,000
(1)
Romanian Government
International Bond,
5.750
%,
03/24/2035 5,808,238
0.1
334,404
(1)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 161,597
0.0
1,249,625
(1)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 484,855
0.0
1,056,019
(1)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 501,609
0.0
880,015
(1)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 415,807
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,163,381
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 $ 721,296
0.0
2,324,212
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 1,208,590
0.0
2,033,233
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 1,043,049
0.0
601,039
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 300,520
0.0
Total Sovereign Bonds
(Cost $215,710,771)
231,940,381
2.4
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $571,980)
408,016
0.0
Total Long-Term
Investments
(Cost $9,553,862,505)
9,407,270,227
97.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 9.0%
Repurchase Agreements : 3.3%
39,786,793
(12)
Bethesda Securities,
Repurchase
Agreement dated
06/30/2025, 4.480%,
due 07/01/2025
(Repurchase Amount
$39,791,676,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.000%, Market Value
plus accrued interest
$40,582,529, due
10/01/27-02/01/57)
39,786,793
0.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,145,204
(12)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $5,145,823,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$5,248,108, due
06/01/30-02/01/57)
$ 5,145,204
0.1
11,048,246
(12)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase Amount
$11,049,575,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$11,269,211, due
08/15/34-06/01/55)
11,048,246
0.1
3,144,232
(12)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $3,144,610,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,207,117, due
03/01/34-05/01/55)
3,144,232
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
103,710,553
(12)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/30/2025, 4.480%,
due 07/01/2025
(Repurchase Amount
$103,723,282,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$105,784,764, due
12/01/29-06/20/55)
$ 103,710,553
1.1
47,512,591
(12)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
06/30/2025, 4.470%,
due 07/01/2025
(Repurchase Amount
$47,518,410,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.318%, Market Value
plus accrued interest
$48,468,884, due
09/23/25-03/15/66)
47,512,591
0.5
105,679,063
(12)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2025, 4.480%,
due 07/01/2025
(Repurchase Amount
$105,692,034,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$107,474,900, due
07/15/26-02/15/54)
105,679,063
1.1
Total Repurchase
Agreements
(Cost $316,026,682)
316,026,682
3.3
Commercial Paper : 5.0%
1,975,000  American Honda
Finance Corp.,
4.680
%,
07/21/2025 1,969,697
0.0
3,250,000  American Honda
Finance Corp.,
4.690
%,
07/23/2025 3,240,426
0.0
16,550,000  American Honda
Finance Corp.,
4.770
%,
09/22/2025 16,370,278
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
50,000,000  American Honda
Finance Corp.,
4.780
%,
09/18/2025 $ 49,481,850
0.5
4,600,000
(12)
ANZ Banking Group
Ltd.,
4.480
%,
08/27/2025 4,600,260
0.0
31,000,000
AutoZone, Inc.,
4.600
%,
07/07/2025 30,972,695
0.3
4,600,000
(12)
Bank of Montreal,
4.510
%,
09/05/2025 4,601,297
0.0
4,050,000
(12)
BNP Paribas S.A.,
4.450
%,
07/23/2025 4,038,799
0.0
10,000,000  Broadcom, Inc.,
4.700
%,
07/17/2025 9,978,150
0.1
16,250,000  Broadcom, Inc.,
4.730
%,
07/24/2025 16,199,643
0.2
950,000
(12)
Commonwealth Bank
of Australia,
4.510
%,
08/11/2025 950,086
0.0
3,950,000
(12)
Commonwealth Bank
of Australia,
4.520
%,
07/24/2025 3,950,220
0.0
13,500,000  Concord Minutemen
Capital Co. LLC,
4.340
%,
07/01/2025 13,498,372
0.1
14,450,000  Consolidated Edison
Co. of New York, Inc.,
4.650
%,
07/07/2025 14,437,131
0.2
7,200,000  Consolidated Edison
Co. of New York, Inc.,
4.680
%,
07/14/2025 7,187,108
0.1
2,700,000
(12)
Credit Industriel et
Commercial S.A.,
4.420
%,
07/14/2025 2,695,472
0.0
5,000,000
(12)
DBS Bank Ltd.,
4.430
%,
09/03/2025 4,960,474
0.1
5,200,000
(12)
DNB Bank ASA,
4.540
%,
12/09/2025 5,203,359
0.1
13,850,000  Dominion Energy, Inc.,
4.680
%,
08/06/2025 13,784,553
0.1
4,200,000  Duke Energy Co.,
4.610
%,
07/11/2025 4,194,169
0.1
5,500,000  Duke Energy Co.,
4.640
%,
07/17/2025 5,488,144
0.1
2,000,000  Duke Energy Co.,
4.640
%,
08/18/2025 1,987,616
0.0
3,790,000
eBay, Inc.,
4.710
%,
07/22/2025 3,779,273
0.0
11,000,000
eBay, Inc.,
4.720
%,
09/10/2025 10,898,492
0.1
4,000,000
EIDP, Inc.,
4.570
%,
12/10/2025 3,920,081
0.0
1,300,000
Entergy Corp.,
4.700
%,
07/24/2025 1,295,997
0.0
550,000
Entergy Corp.,
4.710
%,
08/28/2025 545,845
0.0
15,775,000
Fiserv, Inc.,
4.660
%,
07/02/2025 15,770,972
0.2
15,350,000
Fiserv, Inc.,
4.680
%,
07/08/2025 15,334,265
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
4,000,000
Fiserv, Inc.,
4.690
%,
07/09/2025 $ 3,995,384
0.0
1,000,000
Fiserv, Inc.,
4.690
%,
07/11/2025 998,588
0.0
13,650,000
Fiserv, Inc.,
4.730
%,
07/23/2025 13,609,450
0.1
3,000,000  Honda Motor Co. Ltd.,
4.790
%,
08/25/2025 2,978,132
0.0
10,000,000
Intel Corp.,
4.710
%,
07/02/2025 9,997,420
0.1
4,950,000
(12)
John Deere Financial,
4.400
%,
08/20/2025 4,919,566
0.1
2,400,000
(12)
LLoyds Bank PLC,
4.430
%,
07/24/2025 2,393,048
0.0
1,450,000
(12)
LLoyds Bank PLC,
4.570
%,
12/17/2025 1,449,797
0.0
850,000
(12)
Macquarie Bank Ltd.,
4.520
%,
09/05/2025 850,034
0.0
2,350,000
(12)
Macquarie Bank Ltd.,
4.550
%,
09/18/2025 2,350,201
0.0
4,963,000  McCormick & Co.,
4.630
%,
07/01/2025 4,962,371
0.1
6,025,000  McCormick & Co.,
4.700
%,
08/22/2025 5,984,171
0.1
3,750,000
(12)
National Australia
Bank Ltd.,
4.500
%,
09/04/2025 3,750,076
0.0
1,200,000
(12)
National Australia
Bank Ltd.,
4.530
%,
08/27/2025 1,200,083
0.0
4,950,000
(12)
Novartis Finance Corp.,
4.370
%,
07/14/2025 4,941,664
0.1
30,000,000
Oracle Corp.,
4.530
%,
07/01/2025 29,996,274
0.3
13,325,000  Parker-Hannifin, Corp.,
4.710
%,
08/05/2025 13,263,438
0.1
25,415,000  Parker-Hannifin, Corp.,
4.710
%,
08/07/2025 25,291,059
0.3
10,000,000  Parker-Hannifin, Corp.,
4.720
%,
08/22/2025 9,931,905
0.1
5,000,000  RTX Corp. DISC,
4.670
%,
07/01/2025 4,999,360
0.1
4,950,000
(12)
Skandinaviska Enskilda
Banken AB,
4.570
%,
12/11/2025 4,949,953
0.1
4,750,000
(12)
Societe Generale S.A.,
4.650
%,
10/24/2025 4,754,941
0.0
4,900,000
(12)
Svenska Handelsbaken
AB,
4.500
%,
09/10/2025 4,900,121
0.1
4,950,000
(12)
Swedbank AB,
4.580
%,
12/10/2025 4,954,196
0.1
32,850,000  The Cigna Grou,
4.660
%,
07/08/2025 32,816,470
0.3
3,550,000
(12)
Toyota Motor Credit
Corp.,
4.490
%,
08/11/2025 3,532,042
0.0
4,850,000
(12)
United Overseas
Bank Ltd.,
4.360
%,
09/19/2025 4,850,221
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
5,000,000
(12)
Walmart, Inc.,
4.340
%,
07/07/2025 $ 4,995,829
0.1
Total Commercial Paper
(Cost $485,010,423)
484,950,518
5.0
Certificates of Deposits : 0.6%
950,000
(12)
Bank of America N.A.,
4.510
%,
08/07/2025 950,248
0.0
3,900,000
(12)
Bank of America N.A.,
4.530
%,
08/05/2025 3,901,090
0.0
1,450,000
(12)
Barclays Bank PLC,
4.478
%,
08/19/2025 1,450,115
0.0
1,650,000
(3)(12)
Barclays Bank PLC,
4.620
%, (SOFRRATE +
0.220%),
07/28/2025 1,650,138
0.0
1,800,000
(12)
Barclays Bank PLC,
4.635
%,
10/21/2025 1,801,047
0.0
950,000
(12)
BNP Paribas S.A.,
4.504
%,
09/15/2025 950,100
0.0
4,850,000
(12)
Canadian Imperial Bank
of Commerce,
4.490
%,
11/12/2025 4,853,266
0.1
3,600,000
(12)
Citibank N.A.,
4.577
%,
10/23/2025 3,603,836
0.0
500,000
(12)
Cooperatieve Rabobank
U.A.,
4.540
%,
12/04/2025 500,322
0.0
4,450,000
(3)(12)
Cooperatieve
Rabobank U.A.,
4.671
%, (SOFRRATE +
0.360%),
08/11/2025 4,451,496
0.1
650,000
(12)
Credit Agricole
Corporate and
Investment Bank,
4.612
%,
10/14/2025 650,615
0.0
800,000
(12)
Credit Industriel et
Commercial S.A.,
4.510
%,
08/22/2025 800,135
0.0
4,900,000
(12)
DZ Bank AG,
4.439
%,
08/15/2025 4,901,129
0.1
1,400,000
(12)
Landesbank Baden-
Wurttemberg,
4.477
%,
09/03/2025 1,400,204
0.0
3,500,000
(12)
Landesbank Baden-
Wurttemberg,
4.540
%,
11/17/2025 3,500,567
0.0
3,150,000
(3)(12)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.533
%, (SOFRRATE +
0.230%),
08/08/2025 3,150,423
0.0
950,000
(12)
Mizuho Bank Ltd.,
4.511
%,
08/08/2025 950,124
0.0
4,000,000
(12)
Mizuho Bank Ltd.,
4.516
%,
07/23/2025 4,000,928
0.1
1,700,000
(3)(12)
MUFG Bank Ltd.,
4.498
%, (SOFRRATE +
0.190%),
09/10/2025 1,700,131
0.0
4,550,000
(12)
Natixis,
4.484
%,
08/06/2025 4,551,211
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
3,100,000
(12)
Oversea-Chinese
Banking Corporation
Ltd.,
4.458
%,
08/11/2025 $ 3,100,684
0.0
1,750,000
(12)
Oversea-Chinese
Banking Corporation
Ltd.,
4.530
%,
11/14/2025 1,751,352
0.0
4,950,000
(12)
Sumitomo Mitsui
Banking Corp.,
4.468
%,
08/20/2025 4,951,329
0.1
Total Certificates of
Deposits
(Cost $59,520,490)
59,520,490
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
9,912,000
(13)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $9,912,000) $ 9,912,000 0.1
Total Short-Term
Investments
(Cost $870,469,595)
870,409,690
9.0
Total Investments in
Securities
(Cost $10,424,332,100) $ 10,277,679,917 106.1
Liabilities in Excess of
Other Assets
(590,501,292) (6.1)
Net Assets $ 9,687,178,625 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2025.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of June 30, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,551,255,992 $ — $ 2,551,255,992
U.S. Government Agency Obligations — 1,973,728,390 — 1,973,728,390
Collateralized Mortgage Obligations — 1,425,291,293 — 1,425,291,293
Asset-Backed Securities — 1,206,488,204 3,678,910 1,210,167,114
U.S. Treasury Obligations — 1,055,117,642 — 1,055,117,642
Commercial Mortgage-Backed Securities — 959,361,399 — 959,361,399
Sovereign Bonds — 231,940,381 — 231,940,381
Purchased Options — 408,016 — 408,016
Short-Term Investments 9,912,000 860,497,690 — 870,409,690
Total Investments, at fair value $ 9,912,000 $ 10,264,089,007 $ 3,678,910 $ 10,277,679,917
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 1,476,820 — 1,476,820
Forward Foreign Currency Contracts — 15,700 — 15,700
Forward Premium Swaptions — 9,531,420 — 9,531,420
Futures 40,362,847 — — 40,362,847
Total Assets $ 50,274,847 $ 10,275,112,947 $ 3,678,910 $ 10,329,066,704
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (253,076) $ — $ (253,076)
Forward Foreign Currency Contracts — (12,187,534) — (12,187,534)
Forward Premium Swaptions — (4,996,573) — (4,996,573)
Futures (1,545,686) — — (1,545,686)
Written Options — (806,617) — (806,617)
Total Liabilities $ (1,545,686) $ (18,243,800) $ — $ (19,789,486)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 375,387 USD 427,004 Barclays Bank PLC 07/18/25 $ 15,700
USD 151,531 EUR 133,154 Barclays Bank PLC 07/18/25 (5,501)
USD 369,064 EUR 328,130 Citibank N.A. 07/18/25 (17,907)
USD 9,238,367 MXN 182,379,221 Goldman Sachs International 07/11/25 (471,036)
USD 98,355,049 BRL 612,211,000 Goldman Sachs International 01/05/26 (9,170,053)
USD 23,603,777 MXN 466,685,094 JPMorgan Chase Bank N.A. 07/11/25 (1,241,342)
USD 23,563,424 MXN 466,685,094 Standard Chartered Bank 07/11/25 (1,281,695)
$ (12,171,834)
At June 30, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 537 09/30/25 $ 111,708,586 $ 233,000
U.S. Treasury 10-Year Note 3,457 09/19/25 387,616,125 5,901,290
U.S. Treasury Long Bond 4,154 09/19/25 479,657,188 16,117,404
U.S. Treasury Ultra Long Bond 3,960 09/19/25 471,735,000 18,111,153

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ 1,450,716,899 $ 40,362,847
Short Contracts:
U.S. Treasury 5-Year Note (922) 09/30/25 $ (100,498,000) $ (1,078,980)
U.S. Treasury Ultra 10-Year Note (259) 09/19/25 (29,594,797) (466,706)
$ (130,092,797) $ (1,545,686)
At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.933 % Annual 05/05/45 USD 45,486,376 $ (208,201) $ (208,201)
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 17,941,848 177,077 177,077
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 18,336,100 578,350 578,350
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 23,883,000 721,393 721,393
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 37,842,138 (44,875) (44,875)
$ 1,223,744 $ 1,223,744
At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 07/16/25 USD $ 94,301,000 $ (700,185) $ (58,963)
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.500% 08/20/25 USD 93,679,400 (755,056) (216,411)
Put on 5-Year
Credit Default
Swap
Barclays Bank
PLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 08/20/25 USD 94,301,000 (990,160) (256,826)
$(2,445,401) $(532,200)
At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 102,426,000 $ 571,980 $ 408,016
$ 571,980 $ 408,016
At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 51,213,000 $ 421,763 $ (262,308)
Put on 2-Year Interest
Rate Swap
(1)
BNP Paribas Receive 3.950%
1-day Secured Overnight
Financing Rate 08/19/25 USD 127,252,500 212,512 (12,109)
$ 634,275 $ (274,417)

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 49,756,000 $ — $ 825,227
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 45,840,320 (1,925,294) (540,304)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 (6,988,625) 1,420,433
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 (11,768,801) 2,265,437
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 50,394,000 (1,068,512) (722,659)
Put on 10-Year
Interest Rate Swap UBS AG 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 37,797,000 (801,416) (542,016)
Put on 1-Year Interest
Rate Swap UBS AG 3.665% Pay
1-day Secured Overnight
Financing Rate 02/02/26 USD 631,755,200 (1,295,098) (496,079)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (11,106,000) 1,932,865
Put on 30-Year
Interest Rate Swap UBS AG 4.548% Pay
1-day Secured Overnight
Financing Rate 11/28/25 USD 50,901,000 (916,218) (498,363)
$ (35,869,964) $ 3,644,541
At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap UBS AG 4.630% Pay
1-day Secured Overnight
Financing Rate 05/22/35 USD 25,469,500 $ 2,324,092 $ (176,508)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 49,756,000 900,584 (1,516,259)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 45,840,320 1,925,294 (504,385)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 50,394,000 445,213 375,204
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 50,394,000 652,980 497,771
Put on 10-Year
Interest Rate Swap UBS AG 4.630% Receive
1-day Secured Overnight
Financing Rate 05/22/35 USD 25,469,500 2,324,092 174,474
Put on 10-Year
Interest Rate Swap UBS AG 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 37,797,000 387,512 334,355
Put on 10-Year
Interest Rate Swap UBS AG 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 37,797,000 445,231 329,225
Put on 1-Year Interest
Rate Swap UBS AG 4.185% Receive
1-day Secured Overnight
Financing Rate 02/02/26 USD 631,755,200 505,404 318,583
Put on 1-Year Interest
Rate Swap UBS AG 3.965% Receive
1-day Secured Overnight
Financing Rate 02/02/26 USD 631,755,200 789,694 432,980
Put on 2-Year Interest
Rate Swap UBS AG 4.000% Receive
1-day Secured Overnight
Financing Rate 11/28/25 USD 458,109,000 916,218 624,866
$ 11,616,314 $ 890,306
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Currency Abbreviations:
BRL
—
Brazilian Real
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 164,487,297
Gross Unrealized Depreciation (311,139,481)
Net Unrealized Depreciation $ (146,652,184)